This N-CSRS filing contains the semiannual reports relating to the classes of the following series of the registrant:

•	Government & Agency Securities Portfolio and Tax-Exempt Portfolio — Service Shares

•	Government & Agency Securities Portfolio — Deutsche Government Cash Institutional Shares and Government Cash Managed Shares

•	Government & Agency Securities Portfolio — Deutsche Government & Agency Money Fund

•	Government & Agency Securities Portfolio — Davidson Cash Equivalent Shares

•	Tax-Exempt Portfolio — Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares

•	Tax-Exempt Portfolio — Deutsche Tax-Exempt Money Fund

•	Tax-Exempt Portfolio — Tax-Free Investment Class

•	Tax-Exempt Portfolio — Deutsche Tax-Free Money Fund Class S

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05970

Cash Account Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS

October 31, 2014

Semiannual Report

to Shareholders

Cash Account Trust

Service Shares

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Contents
Government & Agency Securities Portfolio
3 Portfolio Summary
4 Investment Portfolio
9 Statement of Assets and Liabilities
11 Statement of Operations
12 Statement of Changes in Net Assets
13 Financial Highlights
Tax-Exempt Portfolio
14 Portfolio Summary
15 Investment Portfolio
24 Statement of Assets and Liabilities
26 Statement of Operations
27 Statement of Changes in Net Assets
29 Financial Highlights
30 Notes to Financial Statements
44 Information About Each Fund's Expenses
46 Other Information
47 Advisory Agreement Board Considerations and Fee Evaluation
56 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2014 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 60.1%
U.S. Government Sponsored Agencies 58.1%
Federal Farm Credit Bank:
0.12%*, 8/4/2015	35,000,000	34,967,800
0.132%**, 11/26/2014	22,000,000	22,000,235
0.132%**, 3/3/2016	25,000,000	25,000,000
0.14%**, 2/2/2015	25,000,000	24,999,035
0.23%**, 3/4/2015	45,000,000	45,013,869
Federal Home Loan Bank:
0.033%*, 12/19/2014	85,000,000	84,996,260
0.04%*, 1/5/2015	38,000,000	37,997,256
0.061%*, 3/18/2015	14,000,000	13,996,750
0.065%*, 1/23/2015	25,000,000	24,996,253
0.09%*, 1/5/2015	35,000,000	34,994,313
0.09%*, 1/9/2015	35,000,000	34,993,963
0.09%*, 1/16/2015	50,000,000	49,990,500
0.093%**, 2/12/2015	40,000,000	40,000,000
0.102%**, 1/20/2015	40,000,000	40,000,000
0.102%**, 6/5/2015	42,000,000	42,000,027
0.114%**, 2/17/2015	50,000,000	50,004,842
0.12%*, 1/23/2015	35,000,000	34,990,317
0.125%, 1/29/2015	25,000,000	25,000,480
0.125%, 2/5/2015	40,000,000	39,994,494
0.125%, 9/2/2015	30,000,000	29,979,297
0.17%, 2/12/2015	40,000,000	40,000,302
0.17%*, 9/4/2015	8,500,000	8,487,677
0.19%, 9/3/2015	30,000,000	29,995,546
Federal Home Loan Mortgage Corp.:
0.039%*, 1/5/2015	35,100,000	35,097,528
0.05%*, 3/3/2015	25,000,000	24,995,764
0.055%*, 3/11/2015	25,000,000	24,995,035
0.055%*, 3/23/2015	43,750,000	43,740,509
0.055%*, 2/11/2015	25,000,000	24,996,104
0.058%*, 3/23/2015	46,875,000	46,864,276
0.064%*, 4/6/2015	20,000,000	19,994,453
0.08%*, 11/21/2014	50,000,000	49,997,778
0.08%*, 11/26/2014	85,000,000	84,995,278
0.088%*, 12/8/2014	15,000,000	14,998,651
0.09%*, 2/4/2015	50,000,000	49,988,125
0.1%*, 3/24/2015	75,000,000	74,970,208
0.105%*, 1/20/2015	15,000,000	14,996,500
0.105%*, 7/23/2015	35,000,000	34,967,531
0.11%*, 11/5/2014	75,000,000	74,999,083
0.115%*, 8/4/2015	35,000,000	34,964,239
0.15%*, 7/10/2015	16,500,000	16,482,744
0.17%*, 12/3/2014	8,000,000	7,998,791
4.375%, 7/17/2015	28,000,000	28,839,026
Federal National Mortgage Association:
0.033%*, 12/12/2014	80,000,000	79,997,039
0.04%*, 2/2/2015	38,000,000	37,996,073
0.045%*, 1/20/2015	21,000,000	20,997,900
0.07%*, 4/27/2015	35,000,000	34,987,954
0.08%*, 12/15/2014	38,000,000	37,996,284
0.08%*, 4/15/2015	30,000,000	29,989,000
0.08%*, 4/22/2015	50,000,000	49,980,889
0.08%*, 5/1/2015	25,000,000	24,989,944
0.085%*, 1/12/2015	35,000,000	34,994,050
0.12%*, 4/1/2015	17,000,000	16,991,443
0.121%**, 10/21/2016	32,000,000	31,996,581
		1,924,197,996
U.S. Treasury Obligations 2.0%
U.S. Treasury Note, 0.09%**, 7/31/2016	30,000,000	30,000,000
U.S. Treasury Note, 0.065%**, 1/31/2016	36,400,000	36,390,111
		66,390,111
Total Government & Agency Obligations (Cost $1,990,588,107)		1,990,588,107

Repurchase Agreements 39.5%
Barclays Capital, 0.08%, dated 10/31/2014, to be repurchased at $100,000,667 on 11/3/2014 (a)	100,000,000	100,000,000
BNP Paribas, 0.11%, dated 10/31/2014, to be repurchased at $200,001,833 on 11/3/2014 (b)	200,000,000	200,000,000
BNP Paribas, 0.12%, dated 10/31/2014, to be repurchased at $245,002,450 on 11/3/2014 (c)	245,000,000	245,000,000
HSBC Securities, Inc., 0.1%, dated 10/31/2014, to be repurchased at $100,000,833 on 11/3/2014 (d)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.12%, dated 10/31/2014, to be repurchased at $100,001,000 on 11/3/2014 (e)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.1%, dated 10/31/2014, to be repurchased at $250,002,083 on 11/3/2014 (f)	250,000,000	250,000,000
Morgan Stanley & Co., Inc., 0.11%, dated 10/31/2014, to be repurchased at $57,000,523 on 11/3/2014 (g)	57,000,000	57,000,000
Wells Fargo Bank, 0.09%, dated 10/31/2014, to be repurchased at $125,000,938 on 11/3/2014 (h)	125,000,000	125,000,000
Wells Fargo Bank, 0.11%, dated 10/31/2014, to be repurchased at $130,001,192 on 11/3/2014 (i)	130,000,000	130,000,000
Total Repurchase Agreements (Cost $1,307,000,000)		1,307,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,297,588,107)†	99.6	3,297,588,107
Other Assets and Liabilities, Net	0.4	14,093,784
Net Assets	100.0	3,311,681,891

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2014.

† The cost for federal income tax purposes was $3,297,588,107.

(a) Collateralized by $10/31/2019 U.S. Treasury Bill, maturing on 10/16/2014 with a value of $102,000,086.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
99,130,000	Federal Home Loan Bank	0.1–4.75	2/3/2015–9/21/2034	99,254,243
133,537,500	Federal Home Loan Mortgage Corp.	Zero Coupon–5.625	7/17/2015–5/4/2037	76,006,932
29,630,000	Federal National Mortgage Association	Zero Coupon–1.875	3/3/2015–3/23/2028	29,535,198
Total Collateral Value				204,796,373

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
74,648,680	Federal Home Loan Mortgage Corp.	2.5–5.5	12/1/2023–9/1/2044	79,722,433
157,696,247	Federal National Mortgage Association	2.5–6.5	8/1/2018–10/1/2044	170,842,272
118,831	Government National Mortgage Association	3.5	7/20/2042	125,282
Total Collateral Value				250,689,987

(d) Collateralized by $99,513,387 Government National Mortgage Association, 3.0%, maturing on 10/20/2042 with a value of $102,001,985.

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
765,008,404	Federal Home Loan Mortgage Corp. — Interest Only	2.5–6.0	8/15/2024–4/15/2043	101,585,429
3,153,537	Federal National Mortgage Association — Interest Only	3.5–6.0	8/25/2032–3/25/2041	415,025
Total Collateral Value				102,000,454

(f) Collateralized by $251,279,900 U.S. Treasury Notes, with various coupon rates from 2.0–2.5% , with various maturities of 4/30/2021–5/31/2021 with a value of $255,817,268.

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,947,283	Federal Home Loan Mortgage Corp.	2.451–12.0	2/1/2016–9/1/2044	58,222,144
53,097	Federal National Mortgage Association	2.115–13.0	11/1/2014–9/1/2041	54,913
Total Collateral Value				58,277,057

(h) Collateralized by $125,084,900 U.S. Treasury Notes, with various coupon rates from 1.25–2.125%, with various maturities of 5/31/2015–10/31/2015 with a value of $128,455,591.

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
66,500,535	Federal Home Loan Mortgage Corp.	3.5	10/1/2044	69,146,148
127,813,322	Federal Home Loan Mortgage Corp.	3.0–4.5	2/15/2027–11/15/2040	17,672,962
39,302,050	Federal National Mortgage Association	2.5	3/1/2029	40,269,692
44,830,434	Federal National Mortgage Association — Interest Only	3.5	3/25/2031–1/25/2040	6,288,122
Total Collateral Value				133,376,924

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (j)	$—	$1,990,588,107	$—	$1,990,588,107
Repurchase Agreements	—	1,307,000,000	—	1,307,000,000
Total	$—	$3,297,588,107	$—	$3,297,588,107

There have been no transfers between fair value measurement levels during the period ended October 31, 2014.

(j) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2014 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,990,588,107
Repurchase agreements, valued at amortized cost	1,307,000,000
Investments in securities, at value (cost $3,297,588,107)	3,297,588,107
Cash	28,922,163
Receivable for Fund shares sold	25,591
Interest receivable	462,032
Due from Advisor	34,781
Other assets	71,426
Total assets	3,327,104,100
Liabilities
Payable for Fund shares redeemed	15,039,311
Distributions payable	61,295
Accrued Trustees' fees	43,937
Other accrued expenses and payables	277,666
Total liabilities	15,422,209
Net assets, at value	$3,311,681,891
Net Assets Consist of
Undistributed net investment income	201,434
Accumulated net realized gain (loss)	(431,163)
Paid-in capital	3,311,911,620
Net assets, at value	$3,311,681,891

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2014 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($8,905,578 ÷ 8,906,067 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($86,038,833 ÷ 86,043,563 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,892,696,490 ÷ 2,892,854,991 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($246,638,284 ÷ 246,651,875 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($77,402,706 ÷ 77,406,962 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2014 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$1,436,360
Expenses: Management fee	1,179,041
Administration fee	1,726,276
Services to shareholders	408,091
Distribution and service fees	480,056
Custodian fee	31,322
Professional fees	77,103
Reports to shareholders	64,110
Registration fees	57,607
Trustees' fees and expenses	70,771
Other	55,495
Total expenses before expense reductions	4,149,872
Expense reductions	(3,188,085)
Total expenses after expense reductions	961,787
Net investment income	474,573
Net realized gain (loss) from investments	5,818
Net increase (decrease) in net assets resulting from operations	$480,391

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Increase (Decrease) in Net Assets
Operations: Net investment income	$474,573	$861,852
Net realized gain (loss)	5,818	(1,480)
Net increase in net assets resulting from operations	480,391	860,372
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(38)	(4,732)
Davidson Cash Equivalent Shares	(602)	(1,632)
Davidson Cash Equivalent Plus Shares	(1,874)	(10,633)
Deutsche Government & Agency Money Fund	(4,292)	(10,180)
Deutsche Government Cash Institutional Shares	(453,476)	(805,459)
Government Cash Managed Shares	(11,147)	(23,588)
Service Shares	(3,219)	(5,624)
Total distributions	(474,648)	(861,848)
Fund share transactions: Proceeds from shares sold	9,489,436,459	21,197,843,278
Reinvestment of distributions	142,060	388,853
Cost of shares redeemed	(9,643,223,134)	(20,673,267,054)
Net increase (decrease) in net assets from Fund share transactions	(153,644,615)	524,965,077
Increase (decrease) in net assets	(153,638,872)	524,963,601
Net assets at beginning of period	3,465,320,763	2,940,357,162
Net assets at end of period (including undistributed net investment income of $201,434 and $201,509, respectively)	$3,311,681,891	$3,465,320,763

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Service Shares
	Six Months Ended 10/31/14 (Unaudited)		Years Ended April 30,
			2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	(.000	)***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—		—		—		—		(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.01		.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	77		45		78		108		113		117
Ratio of expenses before expense reductions (%)	1.03	*	1.04		1.04		1.03		1.04		1.04
Ratio of expenses after expense reductions (%)	.07	*	.08		.17		.11		.22		.31
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2014 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
Alaska 4.8%
Anchorage, AK:
Series A-1, TECP, 0.09%, 11/6/2014	25,000,000	25,000,000
Series A-1, TECP, 0.1%, 11/6/2014	37,500,000	37,500,000
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project, Series C, 0.08%*, 12/1/2033	13,760,000	13,760,000
		76,260,000
Arizona 0.3%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.07%*, 10/1/2026, LOC: Bank of America NA	5,100,000	5,100,000
California 8.4%
California, Metropolitan Water District of Southern California, Series A-2, 0.06%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	15,250,000	15,250,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.2%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.15%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.13%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
Los Angeles County, CA, Capital Asset Lease Revenue, Series C, TECP, 0.07%, 11/14/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 1.5%, 6/25/2015	43,000,000	43,385,624
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	32,000,000	32,396,617
		134,832,241
Colorado 0.5%
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.07%*, 1/1/2018, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	8,550,000	8,550,000
Florida 3.0%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.05%*, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.07%*, 8/15/2041, LOC: SunTrust Bank	5,235,000	5,235,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.07%*, 10/1/2027, LOC: Northern Trust Co.	18,100,000	18,100,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.06%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		48,475,000
Georgia 1.5%
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co., 144A, 0.12%*, 7/1/2049	7,200,000	7,200,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.04%*, 1/1/2036, LOC: JPMorgan Chase Bank NA	16,130,000	16,130,000
		23,330,000
Idaho 1.9%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2015	30,000,000	30,373,815
Illinois 10.8%
Chicago, IL, Waterworks Revenue:
Series 2000-1, 0.07%*, 11/1/2030, LOC: JPMorgan Chase Bank NA	12,000,000	12,000,000
Series 2000-2, 0.07%*, 11/1/2030, LOC: JPMorgan Chase Bank NA	12,000,000	12,000,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.09%*, 1/1/2016, LIQ: Branch Banking & Trust	14,200,000	14,200,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16%*, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues:
TECP, 0.07%, 12/1/2014	30,000,000	30,000,000
TECP, 0.09%, 3/2/2015	28,000,000	28,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.06%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.06%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University:
Series C, 0.03%*, 12/1/2034	9,000,000	9,000,000
Series D, 144A, 0.03%*, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.05%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
University of Illinois, Health Services Facilities Systems, Series B, 0.05%*, 10/1/2026, LOC: Wells Fargo Bank NA	8,500,000	8,500,000
		173,700,000
Indiana 0.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.12%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	6,300,000	6,300,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.07%*, 1/1/2031, LOC: Northern Trust Co.	6,755,000	6,755,000
Kansas 0.5%
Kansas, State Department of Transportation Highway Revenue, Series B-1, 144A, 0.092%**, 9/1/2015	7,400,000	7,400,000
Kentucky 3.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.2%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.2%**, 2/1/2046	22,000,000	22,000,000
Series B-3, 0.2%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.06%*, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000
		57,860,000
Maryland 1.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.06%*, 1/1/2029, LOC: Bank of America NA	15,190,000	15,190,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,000,000
Michigan 1.6%
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.11%*, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.11%*, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.11%**, 11/15/2047	10,110,000	10,110,000
		25,860,000
Minnesota 1.5%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.09%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 2.2%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.16%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,115,000	9,115,000
Mississippi, State Business Finance Commission, Chevron U.S.A., Inc., Series A, 0.05%*, 12/1/2030, GTY: Chevron Corp.	19,800,000	19,800,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series B, 0.08%*, 12/1/2030, GTY: Chevron Corp.	6,780,000	6,780,000
		35,695,000
Nevada 1.2%
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.09%*, 12/15/2015, LIQ: Branch Banking & Trust	18,570,000	18,570,000
New Jersey 2.0%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.1%*, 7/3/2017, LOC: Barclays Bank PLC	32,000,000	32,000,000
New York 8.9%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.13%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.13%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 144A, 0.3%*, 5/1/2048, LOC: Bank of China	17,850,000	17,850,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.07%*, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, State Power Authority:
Series 1, TECP, 0.08%, 11/5/2014	3,550,000	3,550,000
0.09%*, Mandatory Put 3/2/2015 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	9,440,000	9,440,000
0.09%*, Mandatory Put 3/2/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	37,025,000	37,025,000
New York, State Thruway Authority Revenue, Series G, 144A, Prerefunded 7/1/2015 @ 100, 5.25%, 1/1/2027, INS: AGMC	12,500,000	12,926,486
New York City, NY, Trust for Cultural Resources Revenue, Series 2014-B2, 144A, 0.06%**, Mandatory Put 6/5/2015 @ 100, 4/1/2044	4,000,000	4,000,000
New York City, NY, Trust for Cultural Resources, American Museum of Natural History, Series B1, 144A, 0.06%**, Mandatory Put 3/2/2015 @ 100, 4/1/2044	11,525,000	11,525,000
New York, NY, General Obligation, Series B2, 0.07%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.06%*, 6/1/2021, LIQ: Citibank NA	2,580,000	2,580,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B, 0.04%*, 1/1/2032, LOC: State Street Bank & Trust Co.	11,605,000	11,605,000
		142,601,486
North Carolina 1.2%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.15%*, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.15%*, 6/1/2024, LIQ: Branch Banking & Trust	14,675,000	14,675,000
		20,000,000
Ohio 2.4%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.05%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.14%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.07%*, 9/1/2036, SPA: State Street Bank & Trust Co.	5,040,000	5,040,000
		38,290,000
Oregon 2.2%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/15/2015	35,000,000	35,406,638
Other Territories 6.8%
BB&T Municipal Trust, Series 5000, 144A, 0.15%*, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	3,560,000	3,560,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.14%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.09%*, 4/15/2049, LIQ: Federal Home Loan Bank	13,575,000	13,575,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.06%*, 10/15/2029, LIQ: Freddie Mac	16,175,000	16,175,000
"A", Series M024, AMT, 0.08%*, 7/15/2050, LIQ: Freddie Mac	15,345,000	15,345,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.14%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		109,955,000
Pennsylvania 2.5%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.06%*, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.1%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		40,700,000
Puerto Rico 3.6%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.25%*, 9/1/2015, LOC: Royal Bank of Canada	58,315,000	58,315,000
Tennessee 5.3%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.21%*, 5/1/2016, LOC: BNP Paribas	68,060,000	68,060,000
		85,060,000
Texas 13.0%
Garland, TX, TECP, 0.09%, 3/3/2015	10,000,000	10,000,000
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, 0.06%*, 6/1/2020	7,500,000	7,500,000
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.06%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.06%*, 9/1/2041, LOC: Bank of America NA	52,510,000	52,510,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.09%*, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.08%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	15,650,000	15,650,000
Texas, Tax and Revenue Anticipation Notes, 144A, 1.5%, 8/31/2015	50,000,000	50,570,008
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.2%*, Mandatory Put 6/18/2015 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
		209,495,008
Utah 4.2%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.1%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,645,000	5,645,000
"I", Series D-2, 144A, AMT, 0.1%*, 1/1/2033, SPA: Bank of New York Mellon	4,000,000	4,000,000
"I", Series E-1, 144A, AMT, 0.1%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	4,025,000	4,025,000
"I", Series F-1, 144A, AMT, 0.1%*, 7/1/2033, SPA: JPMorgan Chase Bank NA	6,020,000	6,020,000
"I", Series E-2, 144A, AMT, 0.1%*, 1/1/2034, SPA: JPMorgan Chase Bank NA	4,065,000	4,065,000
"1", Series C, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,390,000	5,390,000
"I", Series B-2, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,425,000	5,425,000
"I", Series E-2, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	7,385,000	7,385,000
"I", Series F, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,380,000	4,380,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.1%*, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,995,000	4,995,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 144A, 0.11%**, 5/15/2049	8,600,000	8,600,000
Series C, 144A, 0.11%**, 5/15/2049	8,000,000	8,000,000
		67,930,000
Virginia 1.6%
Federal Home Loan Mortgage Corp., Multi Family Variable Rate Certificates, "A", Series M031, 0.06%**, 12/15/2045, LIQ: Freddie Mac	10,500,000	10,500,000
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.15%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
		25,500,000
Wisconsin 1.1%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.11%**, 11/15/2043	18,285,000	18,285,000
Wyoming 0.6%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.05%*, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,601,454,188)†	99.6	1,601,454,188
Other Assets and Liabilities, Net	0.4	5,729,601
Net Assets	100.0	1,607,183,789

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2014.

† The cost for federal income tax purposes was $1,601,454,188.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,601,454,188	$—	$1,601,454,188
Total	$—	$1,601,454,188	$—	$1,601,454,188

There have been no transfers between fair value measurement levels during the period ended October 31, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2014 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,601,454,188
Cash	379,101
Receivable for investments sold	3,900,000
Receivable for Fund shares sold	320,353
Interest receivable	1,763,604
Due from Advisor	2,334
Other assets	68,502
Total assets	1,607,888,082
Liabilities
Payable for Fund shares redeemed	463,725
Distributions payable	6,248
Accrued management fee	17,339
Accrued Trustees' fees	13,914
Other accrued expenses and payables	203,067
Total liabilities	704,293
Net assets, at value	$1,607,183,789
Net Assets Consist of
Undistributed net investment income	127,628
Accumulated net realized gain (loss)	299,529
Paid-in capital	1,606,756,632
Net assets, at value	$1,607,183,789

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2014 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Deutsche Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($986,972,780 ÷ 986,567,717 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($193,581,843 ÷ 193,502,422 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($87,009,301 ÷ 86,973,527 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($44,739,110 ÷ 44,720,749 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($33,150,135 ÷ 33,136,510 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($261,730,620 ÷ 261,623,204 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2014 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$974,905
Expenses: Management fee	592,105
Administration fee	865,901
Services to shareholders	431,963
Distribution and service fees	694,003
Custodian fee	12,852
Professional fees	68,981
Reports to shareholders	75,150
Registration fees	68,777
Trustees' fees and expenses	31,406
Other	51,595
Total expenses before expense reductions	2,892,733
Expense reductions	(2,003,930)
Total expenses after expense reductions	888,803
Net investment income	86,102
Net realized gain (loss) from investments	210,886
Net increase (decrease) in net assets resulting from operations	$296,988

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations: Net investment income	$86,102	$194,536
Net realized gain (loss)	210,886	265,795
Net increase in net assets resulting from operations	296,988	460,331
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(65)	(1,029)
Davidson Cash Equivalent Shares	(1,216)	(10,123)
Deutsche Tax-Exempt Cash Institutional Shares	(52,096)	(149,743)
Deutsche Tax-Exempt Money Fund	(9,951)	(32,614)
Deutsche Tax-Free Money Fund Class S	(4,242)	(13,619)
Service Shares	(2,483)	(7,577)
Tax-Exempt Cash Managed Shares	(2,359)	(17,870)
Tax-Free Investment Class	(13,708)	(46,966)
Net realized gain: Capital Assets Funds Shares	—	(661)
Davidson Cash Equivalent Shares	—	(6,124)
Deutsche Tax-Exempt Cash Institutional Shares	—	(97,598)
Deutsche Tax-Exempt Money Fund	—	(19,703)
Deutsche Tax-Free Money Fund Class S	—	(8,598)
Service Shares	—	(4,985)
Tax-Exempt Cash Managed Shares	—	(11,262)
Tax-Free Investment Class	—	(28,221)
Total distributions	(86,120)	(456,693)
Fund share transactions: Proceeds from shares sold	1,669,263,137	3,597,601,782
Reinvestment of distributions	44,539	261,601
Cost of shares redeemed	(1,865,161,630)	(3,659,342,320)
Net increase (decrease) in net assets from Fund share transactions	(195,853,954)	(61,478,937)
Increase (decrease) in net assets	(195,643,086)	(61,475,299)
Net assets at beginning of period	1,802,826,875	1,864,302,174
Net assets at end of period (including undistributed net investment income of $127,628 and $127,646, respectively)	$1,607,183,789	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Service Shares
	Six Months Ended 10/31/14 (Unaudited)		Years Ended April 30,
			2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		(.000	)***	(.000	)***	—		—		(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.02		.03		.02		.01		.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45		52		45		78		82		37
Ratio of expenses before expense reductions (%)	1.06	*	1.05		1.05		1.04		1.04		1.05
Ratio of expenses after expense reductions (%)	.10	*	.13		.20		.22		.34		.46
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds"). These financial statements report on Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date.

Government & Agency Securities Portfolio offers five classes of shares: Davidson Cash Equivalent Shares, Deutsche Government & Agency Money Fund (formerly DWS Government & Agency Money Fund), Deutsche Government Cash Institutional Shares (formerly DWS Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014. Both classes are no longer offered.

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares (formerly DWS Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund (formerly DWS Tax-Exempt Money Fund), Deutsche Tax-Free Money Fund Class S (formerly DWS Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of October 31, 2014, the Government & Agency Securities Portfolio held repurchase agreements with a gross value of $1,307,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following Government & Agency Securities Portfolio's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2014, Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $437,000 including $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $1,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2014 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the Funds is computed based on the combined average daily net assets of the two Funds (prior to June 18, 2014, three funds) of the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Services Shares of Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Accordingly, for the six months ended October 31, 2014, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $1,179,041, all of which was waived.

Accordingly, for the six months ended October 31, 2014, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $592,105, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2014, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2014
Government & Agency Securities Portfolio	$1,726,276	$1,196,830	$102,041
Tax-Exempt Portfolio	$865,901	$329,030	$74,888

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended October 31, 2014, the amounts charged to the Funds by DSC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2014
Capital Assets Funds Shares	$963	$893	$—
Davidson Cash Equivalent Shares	15,383	14,173	691
Davidson Cash Equivalent Plus Shares	37,472	33,071	—
Deutsche Government & Agency Money Fund	38,564	30,041	5,570
Deutsche Government Cash Institutional Shares	110,601	110,601	—
Government Cash Managed Shares	94,501	72,134	11,740
Service Shares	77,740	71,245	2,468
	$375,224	$332,158	$20,469

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2014
Capital Assets Funds Shares	$1,641	$1,510	$—
Davidson Cash Equivalent Shares	18,241	16,644	—
Deutsche Tax-Exempt Cash Institutional Shares	72,955	72,955	—
Deutsche Tax-Exempt Money Fund	34,274	34,274	—
Deutsche Tax-Free Money Fund Class S	25,606	25,606	—
Service Shares	61,939	61,384	555
Tax-Exempt Cash Managed Shares	16,122	14,569	—
Tax-Free Investment Class	162,269	161,317	—
	$393,047	$388,259	$555

For the six months ended October 31, 2014, the Advisor reimbursed Tax-Exempt Portfolio $533 of sub-recordkeeping fees, $129 for Deutsche Tax-Free Money Fund Class S and $404 for Deutsche Tax-Exempt Money Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2014, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$1,262	$1,262	.00%	.33%
Davidson Cash Equivalent Shares	18,047	18,047	.00%	.30%
Davidson Cash Equivalent Plus Shares	46,841	46,841	.00%	.25%
Service Shares	193,224	193,224	.00%	.60%
	$259,374	$259,374

Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$2,148	$2,148	.00%	.33%
Davidson Cash Equivalent Shares	36,482	36,482	.00%	.30%
Service Shares	149,032	149,032	.00%	.60%
Tax-Free Investment Class	342,906	342,906	.00%	.25%
	$530,568	$530,568

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2014, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$956	$956	.00%	.25%
Davidson Cash Equivalent Shares	15,040	15,040	.00%	.25%
Davidson Cash Equivalent Plus Shares	37,472	37,472	.00%	.20%
Government Cash Managed Shares	167,214	167,214	.00%	.15%
	$220,682	$220,682

Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$1,627	$1,627	.00%	.25%
Davidson Cash Equivalent Shares	30,402	30,402	.00%	.25%
Tax-Exempt Cash Managed Shares	35,392	35,392	.00%	.15%
Tax-Free Investment Class	96,014	96,014	.00%	.07%
	$163,435	$163,435

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended October 31, 2014, the amounts charged to the Funds by DIMA included in the Statement of Operations under "Reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at October 31, 2014
Government & Agency Securities Portfolio	$30,804	$9,694
Tax-Exempt Portfolio	$45,706	$18,197

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At October 31, 2014, two shareholder accounts held approximately 21% and 14% of the outstanding shares of the Government & Agency Securities Portfolio and three shareholder accounts held approximately 28%, 26% and 19% of the outstanding shares of the Tax-Exempt Portfolio.

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at October 31, 2014.

E. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2014		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	127,336	$127,336	23,472,158	$23,472,158
Davidson Cash Equivalent Shares	2,427,057	2,427,057	23,323,116	23,323,116
Davidson Cash Equivalent Plus Shares**	98,013,337	98,013,337	324,560,498	324,560,498
Deutsche Government & Agency Money Fund	32,122,477	32,122,477	53,844,639	53,844,639
Deutsche Government Cash Institutional Shares	8,640,643,340	8,640,643,340	19,589,178,943	19,589,178,943
Government Cash Managed Shares	557,160,195	557,160,195	1,020,393,570	1,020,393,570
Service Shares	158,942,717	158,942,717	163,039,940	163,039,940
Account Maintenance Fees	—	—	—	30,414
		$9,489,436,459		$21,197,843,278
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	30	$30	4,732	$4,732
Davidson Cash Equivalent Shares	606	606	1,566	1,566
Davidson Cash Equivalent Plus Shares**	1,678	1,678	10,259	10,259
Deutsche Government & Agency Money Fund	4,269	4,269	9,920	9,920
Deutsche Government Cash Institutional Shares	128,345	128,345	348,922	348,922
Government Cash Managed Shares	3,875	3,875	7,831	7,831
Service Shares	3,257	3,257	5,623	5,623
		$142,060		$388,853
Shares redeemed
Capital Assets Funds Shares*	(5,074,629)	$(5,074,629)	(156,347,801)	$(156,347,801)
Davidson Cash Equivalent Shares	(6,376,791)	(6,376,791)	(30,738,402)	(30,738,402)
Davidson Cash Equivalent Plus Shares**	(187,816,987)	(187,816,987)	(343,026,773)	(343,026,773)
Deutsche Government & Agency Money Fund	(39,709,167)	(39,709,167)	(77,602,543)	(77,602,543)
Deutsche Government Cash Institutional Shares	(8,752,963,084)	(8,752,963,084)	(18,840,729,361)	(18,840,729,361)
Government Cash Managed Shares	(524,606,342)	(524,606,342)	(1,028,565,693)	(1,028,565,693)
Service Shares	(126,676,134)	(126,676,134)	(196,256,481)	(196,256,481)
		$(9,643,223,134)		$(20,673,267,054)
Net increase (decrease)
Capital Assets Funds Shares*	(4,947,263)	$(4,947,263)	(132,870,911)	$(132,870,911)
Davidson Cash Equivalent Shares	(3,949,128)	(3,949,128)	(7,413,720)	(7,413,720)
Davidson Cash Equivalent Plus Shares**	(89,801,972)	(89,801,972)	(18,456,016)	(18,456,016)
Deutsche Government & Agency Money Fund	(7,582,421)	(7,582,421)	(23,747,984)	(23,747,984)
Deutsche Government Cash Institutional Shares	(112,191,399)	(112,191,399)	748,798,504	748,798,504
Government Cash Managed Shares	32,557,728	32,557,728	(8,164,292)	(8,164,292)
Service Shares	32,269,840	32,269,840	(33,210,918)	(33,210,918)
Account Maintenance Fees	—	—	—	30,414
		$(153,644,615)		$524,965,077

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

Tax-Exempt Portfolio
	Six Months Ended October 31, 2014		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares***	710,034	$710,034	26,205,364	$26,205,364
Davidson Cash Equivalent Shares****	14,110,022	14,110,022	170,954,338	170,954,338
Deutsche Tax-Exempt Cash Institutional Shares	1,325,534,703	1,325,534,703	2,312,875,707	2,312,875,707
Deutsche Tax-Exempt Money Fund	44,227,175	44,227,175	223,893,131	223,893,131
Deutsche Tax-Free Money Fund Class S	12,633,574	12,633,574	45,072,485	45,072,485
Service Shares	49,683,373	49,683,373	114,181,684	114,181,684
Tax-Exempt Cash Managed Shares	70,192,137	70,192,137	334,227,547	334,227,547
Tax-Free Investment Class	152,172,119	152,172,119	370,158,099	370,158,099
Account Maintenance Fees	—	—	—	33,427
		$1,669,263,137		$3,597,601,782
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares***	49	$49	1,690	$1,690
Davidson Cash Equivalent Shares****	1,111	1,111	16,011	16,011
Deutsche Tax-Exempt Cash Institutional Shares	13,314	13,314	82,435	82,435
Deutsche Tax-Exempt Money Fund	9,897	9,897	51,299	51,299
Deutsche Tax-Free Money Fund Class S	4,089	4,089	23,098	23,098
Service Shares	2,496	2,496	12,559	12,559
Tax-Exempt Cash Managed Shares	7	7	18	18
Tax-Free Investment Class	13,576	13,576	74,491	74,491
		$44,539		$261,601
Shares redeemed
Capital Assets Funds Shares***	(7,241,718)	$(7,241,718)	(29,732,300)	$(29,732,300)
Davidson Cash Equivalent Shares****	(77,967,591)	(77,967,591)	(177,491,875)	(177,491,875)
Deutsche Tax-Exempt Cash Institutional Shares	(1,332,013,205)	(1,332,013,205)	(2,290,162,893)	(2,290,162,893)
Deutsche Tax-Exempt Money Fund	(63,168,325)	(63,168,325)	(253,450,226)	(253,450,226)
Deutsche Tax-Free Money Fund Class S	(15,071,979)	(15,071,979)	(55,566,665)	(55,566,665)
Service Shares	(56,605,478)	(56,605,478)	(107,448,656)	(107,448,656)
Tax-Exempt Cash Managed Shares	(139,720,400)	(139,720,400)	(346,623,661)	(346,623,661)
Tax-Free Investment Class	(173,372,934)	(173,372,934)	(398,866,044)	(398,866,044)
		$(1,865,161,630)		$(3,659,342,320)
Net increase (decrease)
Capital Assets Funds Shares***	(6,531,635)	$(6,531,635)	(3,525,246)	$(3,525,246)
Davidson Cash Equivalent Shares****	(63,856,458)	(63,856,458)	(6,521,526)	(6,521,526)
Deutsche Tax-Exempt Cash Institutional Shares	(6,465,188)	(6,465,188)	22,795,249	22,795,249
Deutsche Tax-Exempt Money Fund	(18,931,253)	(18,931,253)	(29,505,796)	(29,505,796)
Deutsche Tax-Free Money Fund Class S	(2,434,316)	(2,434,316)	(10,471,082)	(10,471,082)
Service Shares	(6,919,609)	(6,919,609)	6,745,587	6,745,587
Tax-Exempt Cash Managed Shares	(69,528,256)	(69,528,256)	(12,396,096)	(12,396,096)
Tax-Free Investment Class	(21,187,239)	(21,187,239)	(28,633,454)	(28,633,454)
Account Maintenance Fees	—	—	—	33,427
		$(195,853,954)		$(61,478,937)

*** The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

**** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. Each fund is required to comply with money market reforms by the specified compliance dates. As a result, each fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of each fund.

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2014 to October 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2014 (Unaudited)
Actual Fund Return	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/14	$1,000.00	$1,000.00
Ending Account Value 10/31/14	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$.35	$.50
Hypothetical 5% Fund Return
Beginning Account Value 5/1/14	$1,000.00	$1,000.00
Ending Account Value 10/31/14	$1,024.85	$1,024.70
Expenses Paid per $1,000*	$.36	$.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Service Shares	.07%	.10%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (1st quartile), Services Shares (1st quartile), Government Cash Managed Shares (1st quartile), Deutsche Government & Agency Money Fund shares (1st quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Tax-Exempt Cash Managed Shares (1st quartile), Tax Free Investment Class shares (1st quartile), Service Shares (1st quartile), Deutsche Tax-Exempt Cash Institutional Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (1st quartile) and Deutsche Tax-Free Money Fund Class S shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Service Center
P.O. Box 219151
Kansas City, MO 64121-7195

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CATS-3
IR-033430-2 12/14

October 31, 2014

Semiannual Report

to Shareholders

Government & Agency Securities Portfolio

Deutsche Government Cash Institutional Shares

Fund #250

(formerly DWS Government Cash Institutional Shares)

Government Cash

Managed Shares

Fund #255

Contents
3 Portfolio Summary
4 Investment Portfolio
9 Statement of Assets and Liabilities
11 Statement of Operations
12 Statement of Changes in Net Assets
13 Financial Highlights
15 Notes to Financial Statements
25 Information About Your Fund's Expenses
27 Other Information
28 Advisory Agreement Board Considerations and Fee Evaluation
33 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2014 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 60.1%
U.S. Government Sponsored Agencies 58.1%
Federal Farm Credit Bank:
0.12%*, 8/4/2015	35,000,000	34,967,800
0.132%**, 11/26/2014	22,000,000	22,000,235
0.132%**, 3/3/2016	25,000,000	25,000,000
0.14%**, 2/2/2015	25,000,000	24,999,035
0.23%**, 3/4/2015	45,000,000	45,013,869
Federal Home Loan Bank:
0.033%*, 12/19/2014	85,000,000	84,996,260
0.04%*, 1/5/2015	38,000,000	37,997,256
0.061%*, 3/18/2015	14,000,000	13,996,750
0.065%*, 1/23/2015	25,000,000	24,996,253
0.09%*, 1/5/2015	35,000,000	34,994,313
0.09%*, 1/9/2015	35,000,000	34,993,963
0.09%*, 1/16/2015	50,000,000	49,990,500
0.093%**, 2/12/2015	40,000,000	40,000,000
0.102%**, 1/20/2015	40,000,000	40,000,000
0.102%**, 6/5/2015	42,000,000	42,000,027
0.114%**, 2/17/2015	50,000,000	50,004,842
0.12%*, 1/23/2015	35,000,000	34,990,317
0.125%, 1/29/2015	25,000,000	25,000,480
0.125%, 2/5/2015	40,000,000	39,994,494
0.125%, 9/2/2015	30,000,000	29,979,297
0.17%, 2/12/2015	40,000,000	40,000,302
0.17%*, 9/4/2015	8,500,000	8,487,677
0.19%, 9/3/2015	30,000,000	29,995,546
Federal Home Loan Mortgage Corp.:
0.039%*, 1/5/2015	35,100,000	35,097,528
0.05%*, 3/3/2015	25,000,000	24,995,764
0.055%*, 3/11/2015	25,000,000	24,995,035
0.055%*, 3/23/2015	43,750,000	43,740,509
0.055%*, 2/11/2015	25,000,000	24,996,104
0.058%*, 3/23/2015	46,875,000	46,864,276
0.064%*, 4/6/2015	20,000,000	19,994,453
0.08%*, 11/21/2014	50,000,000	49,997,778
0.08%*, 11/26/2014	85,000,000	84,995,278
0.088%*, 12/8/2014	15,000,000	14,998,651
0.09%*, 2/4/2015	50,000,000	49,988,125
0.1%*, 3/24/2015	75,000,000	74,970,208
0.105%*, 1/20/2015	15,000,000	14,996,500
0.105%*, 7/23/2015	35,000,000	34,967,531
0.11%*, 11/5/2014	75,000,000	74,999,083
0.115%*, 8/4/2015	35,000,000	34,964,239
0.15%*, 7/10/2015	16,500,000	16,482,744
0.17%*, 12/3/2014	8,000,000	7,998,791
4.375%, 7/17/2015	28,000,000	28,839,026
Federal National Mortgage Association:
0.033%*, 12/12/2014	80,000,000	79,997,039
0.04%*, 2/2/2015	38,000,000	37,996,073
0.045%*, 1/20/2015	21,000,000	20,997,900
0.07%*, 4/27/2015	35,000,000	34,987,954
0.08%*, 12/15/2014	38,000,000	37,996,284
0.08%*, 4/15/2015	30,000,000	29,989,000
0.08%*, 4/22/2015	50,000,000	49,980,889
0.08%*, 5/1/2015	25,000,000	24,989,944
0.085%*, 1/12/2015	35,000,000	34,994,050
0.12%*, 4/1/2015	17,000,000	16,991,443
0.121%**, 10/21/2016	32,000,000	31,996,581
		1,924,197,996
U.S. Treasury Obligations 2.0%
U.S. Treasury Note, 0.09%**, 7/31/2016	30,000,000	30,000,000
U.S. Treasury Note, 0.065%**, 1/31/2016	36,400,000	36,390,111
		66,390,111
Total Government & Agency Obligations (Cost $1,990,588,107)		1,990,588,107

Repurchase Agreements 39.5%
Barclays Capital, 0.08%, dated 10/31/2014, to be repurchased at $100,000,667 on 11/3/2014 (a)	100,000,000	100,000,000
BNP Paribas, 0.11%, dated 10/31/2014, to be repurchased at $200,001,833 on 11/3/2014 (b)	200,000,000	200,000,000
BNP Paribas, 0.12%, dated 10/31/2014, to be repurchased at $245,002,450 on 11/3/2014 (c)	245,000,000	245,000,000
HSBC Securities, Inc., 0.1%, dated 10/31/2014, to be repurchased at $100,000,833 on 11/3/2014 (d)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.12%, dated 10/31/2014, to be repurchased at $100,001,000 on 11/3/2014 (e)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.1%, dated 10/31/2014, to be repurchased at $250,002,083 on 11/3/2014 (f)	250,000,000	250,000,000
Morgan Stanley & Co., Inc., 0.11%, dated 10/31/2014, to be repurchased at $57,000,523 on 11/3/2014 (g)	57,000,000	57,000,000
Wells Fargo Bank, 0.09%, dated 10/31/2014, to be repurchased at $125,000,938 on 11/3/2014 (h)	125,000,000	125,000,000
Wells Fargo Bank, 0.11%, dated 10/31/2014, to be repurchased at $130,001,192 on 11/3/2014 (i)	130,000,000	130,000,000
Total Repurchase Agreements (Cost $1,307,000,000)		1,307,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,297,588,107)†	99.6	3,297,588,107
Other Assets and Liabilities, Net	0.4	14,093,784
Net Assets	100.0	3,311,681,891

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2014.

† The cost for federal income tax purposes was $3,297,588,107.

(a) Collateralized by $10/31/2019 U.S. Treasury Bill, maturing on 10/16/2014 with a value of $102,000,086.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
99,130,000	Federal Home Loan Bank	0.1–4.75	2/3/2015–9/21/2034	99,254,243
133,537,500	Federal Home Loan Mortgage Corp.	Zero Coupon–5.625	7/17/2015–5/4/2037	76,006,932
29,630,000	Federal National Mortgage Association	Zero Coupon–1.875	3/3/2015–3/23/2028	29,535,198
Total Collateral Value				204,796,373

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
74,648,680	Federal Home Loan Mortgage Corp.	2.5–5.5	12/1/2023–9/1/2044	79,722,433
157,696,247	Federal National Mortgage Association	2.5–6.5	8/1/2018–10/1/2044	170,842,272
118,831	Government National Mortgage Association	3.5	7/20/2042	125,282
Total Collateral Value				250,689,987

(d) Collateralized by $99,513,387 Government National Mortgage Association, 3.0%, maturing on 10/20/2042 with a value of $102,001,985.

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
765,008,404	Federal Home Loan Mortgage Corp. — Interest Only	2.5–6.0	8/15/2024–4/15/2043	101,585,429
3,153,537	Federal National Mortgage Association — Interest Only	3.5–6.0	8/25/2032–3/25/2041	415,025
Total Collateral Value				102,000,454

(f) Collateralized by $251,279,900 U.S. Treasury Notes, with various coupon rates from 2.0–2.5% , with various maturities of 4/30/2021–5/31/2021 with a value of $255,817,268.

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,947,283	Federal Home Loan Mortgage Corp.	2.451–12.0	2/1/2016–9/1/2044	58,222,144
53,097	Federal National Mortgage Association	2.115–13.0	11/1/2014–9/1/2041	54,913
Total Collateral Value				58,277,057

(h) Collateralized by $125,084,900 U.S. Treasury Notes, with various coupon rates from 1.25–2.125%, with various maturities of 5/31/2015–10/31/2015 with a value of $128,455,591.

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
66,500,535	Federal Home Loan Mortgage Corp.	3.5	10/1/2044	69,146,148
127,813,322	Federal Home Loan Mortgage Corp.	3.0–4.5	2/15/2027–11/15/2040	17,672,962
39,302,050	Federal National Mortgage Association	2.5	3/1/2029	40,269,692
44,830,434	Federal National Mortgage Association — Interest Only	3.5	3/25/2031–1/25/2040	6,288,122
Total Collateral Value				133,376,924

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (j)	$—	$1,990,588,107	$—	$1,990,588,107
Repurchase Agreements	—	1,307,000,000	—	1,307,000,000
Total	$—	$3,297,588,107	$—	$3,297,588,107

There have been no transfers between fair value measurement levels during the period ended October 31, 2014.

(j) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2014 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,990,588,107
Repurchase agreements, valued at amortized cost	1,307,000,000
Investments in securities, at value (cost $3,297,588,107)	3,297,588,107
Cash	28,922,163
Receivable for Fund shares sold	25,591
Interest receivable	462,032
Due from Advisor	34,781
Other assets	71,426
Total assets	3,327,104,100
Liabilities
Payable for Fund shares redeemed	15,039,311
Distributions payable	61,295
Accrued Trustees' fees	43,937
Other accrued expenses and payables	277,666
Total liabilities	15,422,209
Net assets, at value	$3,311,681,891
Net Assets Consist of
Undistributed net investment income	201,434
Accumulated net realized gain (loss)	(431,163)
Paid-in capital	3,311,911,620
Net assets, at value	$3,311,681,891

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2014 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($8,905,578 ÷ 8,906,067 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($86,038,833 ÷ 86,043,563 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,892,696,490 ÷ 2,892,854,991 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($246,638,284 ÷ 246,651,875 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($77,402,706 ÷ 77,406,962 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2014 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$1,436,360
Expenses: Management fee	1,179,041
Administration fee	1,726,276
Services to shareholders	408,091
Distribution and service fees	480,056
Custodian fee	31,322
Professional fees	77,103
Reports to shareholders	64,110
Registration fees	57,607
Trustees' fees and expenses	70,771
Other	55,495
Total expenses before expense reductions	4,149,872
Expense reductions	(3,188,085)
Total expenses after expense reductions	961,787
Net investment income	474,573
Net realized gain (loss) from investments	5,818
Net increase (decrease) in net assets resulting from operations	$480,391

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Increase (Decrease) in Net Assets
Operations: Net investment income	$474,573	$861,852
Net realized gain (loss)	5,818	(1,480)
Net increase in net assets resulting from operations	480,391	860,372
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(38)	(4,732)
Davidson Cash Equivalent Shares	(602)	(1,632)
Davidson Cash Equivalent Plus Shares	(1,874)	(10,633)
Deutsche Government & Agency Money Fund	(4,292)	(10,180)
Deutsche Government Cash Institutional Shares	(453,476)	(805,459)
Government Cash Managed Shares	(11,147)	(23,588)
Service Shares	(3,219)	(5,624)
Total distributions	(474,648)	(861,848)
Fund share transactions: Proceeds from shares sold	9,489,436,459	21,197,843,278
Reinvestment of distributions	142,060	388,853
Cost of shares redeemed	(9,643,223,134)	(20,673,267,054)
Net increase (decrease) in net assets from Fund share transactions	(153,644,615)	524,965,077
Increase (decrease) in net assets	(153,638,872)	524,963,601
Net assets at beginning of period	3,465,320,763	2,940,357,162
Net assets at end of period (including undistributed net investment income of $201,434 and $201,509, respectively)	$3,311,681,891	$3,465,320,763

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Deutsche Government Cash Institutional Shares
	Six Months Ended 10/31/14 (Unaudited)		Years Ended April 30,
			2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.001		.001
Net realized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	(.000	)***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.001		.001
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)		(.001)
Net realized gains	—		—		—		—		—		(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)		(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.02	**	.03		.03		.04		.06		.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,893		3,005		2,256		2,713		4,772		6,899
Ratio of expenses before expense reductions (%)	.20	*	.20		.20		.19		.19		.19
Ratio of expenses after expense reductions (%)	.05	*	.06		.15		.08		.16		.18
Ratio of net investment income (%)	.03	*	.03		.03		.04		.07		.14
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Government & Agency Securities Portfolio Government Cash Managed Shares
	Six Months Ended 10/31/14 (Unaudited)		Years Ended April 30,
			2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	(.000	)***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—		—		—		—		(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.01		.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	247		214		222		215		180		280
Ratio of expenses before expense reductions (%)	.43	*	.43		.42		.41		.41		.42
Ratio of expenses after expense reductions (%)	.07	*	.08		.17		.11		.22		.31
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.02
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date.

Government & Agency Securities Portfolio offers five classes of shares: Davidson Cash Equivalent Shares, Deutsche Government & Agency Money Fund (formerly DWS Government & Agency Money Fund), Deutsche Government Cash Institutional Shares (formerly DWS Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of October 31, 2014, the Fund held repurchase agreements with a gross value of $1,307,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2014, the Fund had a net tax basis capital loss carryforward of approximately $437,000, including $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $1,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.23% and 0.46%, respectively.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Government Cash Institutional Shares and Government Cash Managed Shares.

Accordingly, for the six months ended October 31, 2014, the Advisor earned a management fee on the Fund aggregating $1,179,041, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2014
Government & Agency Securities Portfolio:	$1,726,276	$1,196,830	$102,041

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2014, the amounts charged to the Fund by DSC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2014
Capital Assets Funds Shares	$963	$893	$—
Davidson Cash Equivalent Shares	15,383	14,173	691
Davidson Cash Equivalent Plus Shares	37,472	33,071	—
Deutsche Government & Agency Money Fund	38,564	30,041	5,570
Deutsche Government Cash Institutional Shares	110,601	110,601	—
Government Cash Managed Shares	94,501	72,134	11,740
Service Shares	77,740	71,245	2,468
	$375,224	$332,158	$20,469

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2014, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$1,262	$1,262	.00%	.33%
Davidson Cash Equivalent Shares	18,047	18,047	.00%	.30%
Davidson Cash Equivalent Plus Shares	46,841	46,841	.00%	.25%
Service Shares	193,224	193,224	.00%	.60%
	$259,374	$259,374

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2014, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$956	$956	.00%	.25%
Davidson Cash Equivalent Shares	15,040	15,040	.00%	.25%
Davidson Cash Equivalent Plus Shares	37,472	37,472	.00%	.20%
Government Cash Managed Shares	167,214	167,214	.00%	.15%
	$220,682	$220,682

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2014
Government & Agency Securities Portfolio	$30,804	$9,694

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2014, there were two shareholder accounts that held approximately 21% and 14% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2014		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	127,336	$127,336	23,472,158	$23,472,158
Davidson Cash Equivalent Shares	2,427,057	2,427,057	23,323,116	23,323,116
Davidson Cash Equivalent Plus Shares**	98,013,337	98,013,337	324,560,498	324,560,498
Deutsche Government & Agency Money Fund	32,122,477	32,122,477	53,844,639	53,844,639
Deutsche Government Cash Institutional Shares	8,640,643,340	8,640,643,340	19,589,178,943	19,589,178,943
Government Cash Managed Shares	557,160,195	557,160,195	1,020,393,570	1,020,393,570
Service Shares	158,942,717	158,942,717	163,039,940	163,039,940
Account Maintenance Fees	—	—	—	30,414
		$9,489,436,459		$21,197,843,278
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	30	$30	4,732	$4,732
Davidson Cash Equivalent Shares	606	606	1,566	1,566
Davidson Cash Equivalent Plus Shares**	1,678	1,678	10,259	10,259
Deutsche Government & Agency Money Fund	4,269	4,269	9,920	9,920
Deutsche Government Cash Institutional Shares	128,345	128,345	348,922	348,922
Government Cash Managed Shares	3,875	3,875	7,831	7,831
Service Shares	3,257	3,257	5,623	5,623
		$142,060		$388,853
Shares redeemed
Capital Assets Funds Shares*	(5,074,629)	$(5,074,629)	(156,347,801)	$(156,347,801)
Davidson Cash Equivalent Shares	(6,376,791)	(6,376,791)	(30,738,402)	(30,738,402)
Davidson Cash Equivalent Plus Shares**	(187,816,987)	(187,816,987)	(343,026,773)	(343,026,773)
Deutsche Government & Agency Money Fund	(39,709,167)	(39,709,167)	(77,602,543)	(77,602,543)
Deutsche Government Cash Institutional Shares	(8,752,963,084)	(8,752,963,084)	(18,840,729,361)	(18,840,729,361)
Government Cash Managed Shares	(524,606,342)	(524,606,342)	(1,028,565,693)	(1,028,565,693)
Service Shares	(126,676,134)	(126,676,134)	(196,256,481)	(196,256,481)
		$(9,643,223,134)		$(20,673,267,054)
Net increase (decrease)
Capital Assets Funds Shares*	(4,947,263)	$(4,947,263)	(132,870,911)	$(132,870,911)
Davidson Cash Equivalent Shares	(3,949,128)	(3,949,128)	(7,413,720)	(7,413,720)
Davidson Cash Equivalent Plus Shares**	(89,801,972)	(89,801,972)	(18,456,016)	(18,456,016)
Deutsche Government & Agency Money Fund	(7,582,421)	(7,582,421)	(23,747,984)	(23,747,984)
Deutsche Government Cash Institutional Shares	(112,191,399)	(112,191,399)	748,798,504	748,798,504
Government Cash Managed Shares	32,557,728	32,557,728	(8,164,292)	(8,164,292)
Service Shares	32,269,840	32,269,840	(33,210,918)	(33,210,918)
Account Maintenance Fees	—	—	—	30,414
		$(153,644,615)		$524,965,077

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The fund is required to comply with money market reforms by the specific compliance dates. As a result, the fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2014 to October 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2014 (Unaudited)
Actual Fund Return	Deutsche Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 5/1/14	$1,000.00	$1,000.00
Ending Account Value 10/31/14	$1,000.15	$1,000.05
Expenses Paid per $1,000*	$.25	$.35
Hypothetical 5% Fund Return
Beginning Account Value 5/1/14	$1,000.00	$1,000.00
Ending Account Value 10/31/14	$1,024.95	$1,024.85
Expenses Paid per $1,000*	$.26	$.36

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
Deutsche Government Cash Institutional Shares		.05%
Government Cash Managed Shares		.07%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (1st quartile), Services Shares (1st quartile), Government Cash Managed Shares (1st quartile), Deutsche Government & Agency Money Fund shares (1st quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

DG CF-3
IR-033435-2 12/14

October 31, 2014

Semiannual Report

to Shareholders

Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

(formerly DWS Government & Agency Money Fund)

Contents
3 Portfolio Summary
4 Investment Portfolio
9 Statement of Assets and Liabilities
11 Statement of Operations
12 Statement of Changes in Net Assets
13 Financial Highlights
14 Notes to Financial Statements
24 Information About Your Fund's Expenses
26 Other Information
27 Advisory Agreement Board Considerations and Fee Evaluation
32 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2014 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 60.1%
U.S. Government Sponsored Agencies 58.1%
Federal Farm Credit Bank:
0.12%*, 8/4/2015	35,000,000	34,967,800
0.132%**, 11/26/2014	22,000,000	22,000,235
0.132%**, 3/3/2016	25,000,000	25,000,000
0.14%**, 2/2/2015	25,000,000	24,999,035
0.23%**, 3/4/2015	45,000,000	45,013,869
Federal Home Loan Bank:
0.033%*, 12/19/2014	85,000,000	84,996,260
0.04%*, 1/5/2015	38,000,000	37,997,256
0.061%*, 3/18/2015	14,000,000	13,996,750
0.065%*, 1/23/2015	25,000,000	24,996,253
0.09%*, 1/5/2015	35,000,000	34,994,313
0.09%*, 1/9/2015	35,000,000	34,993,963
0.09%*, 1/16/2015	50,000,000	49,990,500
0.093%**, 2/12/2015	40,000,000	40,000,000
0.102%**, 1/20/2015	40,000,000	40,000,000
0.102%**, 6/5/2015	42,000,000	42,000,027
0.114%**, 2/17/2015	50,000,000	50,004,842
0.12%*, 1/23/2015	35,000,000	34,990,317
0.125%, 1/29/2015	25,000,000	25,000,480
0.125%, 2/5/2015	40,000,000	39,994,494
0.125%, 9/2/2015	30,000,000	29,979,297
0.17%, 2/12/2015	40,000,000	40,000,302
0.17%*, 9/4/2015	8,500,000	8,487,677
0.19%, 9/3/2015	30,000,000	29,995,546
Federal Home Loan Mortgage Corp.:
0.039%*, 1/5/2015	35,100,000	35,097,528
0.05%*, 3/3/2015	25,000,000	24,995,764
0.055%*, 3/11/2015	25,000,000	24,995,035
0.055%*, 3/23/2015	43,750,000	43,740,509
0.055%*, 2/11/2015	25,000,000	24,996,104
0.058%*, 3/23/2015	46,875,000	46,864,276
0.064%*, 4/6/2015	20,000,000	19,994,453
0.08%*, 11/21/2014	50,000,000	49,997,778
0.08%*, 11/26/2014	85,000,000	84,995,278
0.088%*, 12/8/2014	15,000,000	14,998,651
0.09%*, 2/4/2015	50,000,000	49,988,125
0.1%*, 3/24/2015	75,000,000	74,970,208
0.105%*, 1/20/2015	15,000,000	14,996,500
0.105%*, 7/23/2015	35,000,000	34,967,531
0.11%*, 11/5/2014	75,000,000	74,999,083
0.115%*, 8/4/2015	35,000,000	34,964,239
0.15%*, 7/10/2015	16,500,000	16,482,744
0.17%*, 12/3/2014	8,000,000	7,998,791
4.375%, 7/17/2015	28,000,000	28,839,026
Federal National Mortgage Association:
0.033%*, 12/12/2014	80,000,000	79,997,039
0.04%*, 2/2/2015	38,000,000	37,996,073
0.045%*, 1/20/2015	21,000,000	20,997,900
0.07%*, 4/27/2015	35,000,000	34,987,954
0.08%*, 12/15/2014	38,000,000	37,996,284
0.08%*, 4/15/2015	30,000,000	29,989,000
0.08%*, 4/22/2015	50,000,000	49,980,889
0.08%*, 5/1/2015	25,000,000	24,989,944
0.085%*, 1/12/2015	35,000,000	34,994,050
0.12%*, 4/1/2015	17,000,000	16,991,443
0.121%**, 10/21/2016	32,000,000	31,996,581
		1,924,197,996
U.S. Treasury Obligations 2.0%
U.S. Treasury Note, 0.09%**, 7/31/2016	30,000,000	30,000,000
U.S. Treasury Note, 0.065%**, 1/31/2016	36,400,000	36,390,111
		66,390,111
Total Government & Agency Obligations (Cost $1,990,588,107)		1,990,588,107

Repurchase Agreements 39.5%
Barclays Capital, 0.08%, dated 10/31/2014, to be repurchased at $100,000,667 on 11/3/2014 (a)	100,000,000	100,000,000
BNP Paribas, 0.11%, dated 10/31/2014, to be repurchased at $200,001,833 on 11/3/2014 (b)	200,000,000	200,000,000
BNP Paribas, 0.12%, dated 10/31/2014, to be repurchased at $245,002,450 on 11/3/2014 (c)	245,000,000	245,000,000
HSBC Securities, Inc., 0.1%, dated 10/31/2014, to be repurchased at $100,000,833 on 11/3/2014 (d)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.12%, dated 10/31/2014, to be repurchased at $100,001,000 on 11/3/2014 (e)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.1%, dated 10/31/2014, to be repurchased at $250,002,083 on 11/3/2014 (f)	250,000,000	250,000,000
Morgan Stanley & Co., Inc., 0.11%, dated 10/31/2014, to be repurchased at $57,000,523 on 11/3/2014 (g)	57,000,000	57,000,000
Wells Fargo Bank, 0.09%, dated 10/31/2014, to be repurchased at $125,000,938 on 11/3/2014 (h)	125,000,000	125,000,000
Wells Fargo Bank, 0.11%, dated 10/31/2014, to be repurchased at $130,001,192 on 11/3/2014 (i)	130,000,000	130,000,000
Total Repurchase Agreements (Cost $1,307,000,000)		1,307,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,297,588,107)†	99.6	3,297,588,107
Other Assets and Liabilities, Net	0.4	14,093,784
Net Assets	100.0	3,311,681,891

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2014.

† The cost for federal income tax purposes was $3,297,588,107.

(a) Collateralized by $10/31/2019 U.S. Treasury Bill, maturing on 10/16/2014 with a value of $102,000,086.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
99,130,000	Federal Home Loan Bank	0.1–4.75	2/3/2015–9/21/2034	99,254,243
133,537,500	Federal Home Loan Mortgage Corp.	Zero Coupon–5.625	7/17/2015–5/4/2037	76,006,932
29,630,000	Federal National Mortgage Association	Zero Coupon–1.875	3/3/2015–3/23/2028	29,535,198
Total Collateral Value				204,796,373

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
74,648,680	Federal Home Loan Mortgage Corp.	2.5–5.5	12/1/2023–9/1/2044	79,722,433
157,696,247	Federal National Mortgage Association	2.5–6.5	8/1/2018–10/1/2044	170,842,272
118,831	Government National Mortgage Association	3.5	7/20/2042	125,282
Total Collateral Value				250,689,987

(d) Collateralized by $99,513,387 Government National Mortgage Association, 3.0%, maturing on 10/20/2042 with a value of $102,001,985.

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
765,008,404	Federal Home Loan Mortgage Corp. — Interest Only	2.5–6.0	8/15/2024–4/15/2043	101,585,429
3,153,537	Federal National Mortgage Association — Interest Only	3.5–6.0	8/25/2032–3/25/2041	415,025
Total Collateral Value				102,000,454

(f) Collateralized by $251,279,900 U.S. Treasury Notes, with various coupon rates from 2.0–2.5% , with various maturities of 4/30/2021–5/31/2021 with a value of $255,817,268.

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,947,283	Federal Home Loan Mortgage Corp.	2.451–12.0	2/1/2016–9/1/2044	58,222,144
53,097	Federal National Mortgage Association	2.115–13.0	11/1/2014–9/1/2041	54,913
Total Collateral Value				58,277,057

(h) Collateralized by $125,084,900 U.S. Treasury Notes, with various coupon rates from 1.25–2.125%, with various maturities of 5/31/2015–10/31/2015 with a value of $128,455,591.

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
66,500,535	Federal Home Loan Mortgage Corp.	3.5	10/1/2044	69,146,148
127,813,322	Federal Home Loan Mortgage Corp.	3.0–4.5	2/15/2027–11/15/2040	17,672,962
39,302,050	Federal National Mortgage Association	2.5	3/1/2029	40,269,692
44,830,434	Federal National Mortgage Association — Interest Only	3.5	3/25/2031–1/25/2040	6,288,122
Total Collateral Value				133,376,924

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (j)	$—	$1,990,588,107	$—	$1,990,588,107
Repurchase Agreements	—	1,307,000,000	—	1,307,000,000
Total	$—	$3,297,588,107	$—	$3,297,588,107

There have been no transfers between fair value measurement levels during the period ended October 31, 2014.

(j) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2014 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,990,588,107
Repurchase agreements, valued at amortized cost	1,307,000,000
Investments in securities, at value (cost $3,297,588,107)	3,297,588,107
Cash	28,922,163
Receivable for Fund shares sold	25,591
Interest receivable	462,032
Due from Advisor	34,781
Other assets	71,426
Total assets	3,327,104,100
Liabilities
Payable for Fund shares redeemed	15,039,311
Distributions payable	61,295
Accrued Trustees' fees	43,937
Other accrued expenses and payables	277,666
Total liabilities	15,422,209
Net assets, at value	$3,311,681,891
Net Assets Consist of
Undistributed net investment income	201,434
Accumulated net realized gain (loss)	(431,163)
Paid-in capital	3,311,911,620
Net assets, at value	$3,311,681,891

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2014 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($8,905,578 ÷ 8,906,067 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($86,038,833 ÷ 86,043,563 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,892,696,490 ÷ 2,892,854,991 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($246,638,284 ÷ 246,651,875 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($77,402,706 ÷ 77,406,962 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2014 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$1,436,360
Expenses: Management fee	1,179,041
Administration fee	1,726,276
Services to shareholders	408,091
Distribution and service fees	480,056
Custodian fee	31,322
Professional fees	77,103
Reports to shareholders	64,110
Registration fees	57,607
Trustees' fees and expenses	70,771
Other	55,495
Total expenses before expense reductions	4,149,872
Expense reductions	(3,188,085)
Total expenses after expense reductions	961,787
Net investment income	474,573
Net realized gain (loss) from investments	5,818
Net increase (decrease) in net assets resulting from operations	$480,391

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Increase (Decrease) in Net Assets
Operations: Net investment income	$474,573	$861,852
Net realized gain (loss)	5,818	(1,480)
Net increase in net assets resulting from operations	480,391	860,372
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(38)	(4,732)
Davidson Cash Equivalent Shares	(602)	(1,632)
Davidson Cash Equivalent Plus Shares	(1,874)	(10,633)
Deutsche Government & Agency Money Fund	(4,292)	(10,180)
Deutsche Government Cash Institutional Shares	(453,476)	(805,459)
Government Cash Managed Shares	(11,147)	(23,588)
Service Shares	(3,219)	(5,624)
Total distributions	(474,648)	(861,848)
Fund share transactions: Proceeds from shares sold	9,489,436,459	21,197,843,278
Reinvestment of distributions	142,060	388,853
Cost of shares redeemed	(9,643,223,134)	(20,673,267,054)
Net increase (decrease) in net assets from Fund share transactions	(153,644,615)	524,965,077
Increase (decrease) in net assets	(153,638,872)	524,963,601
Net assets at beginning of period	3,465,320,763	2,940,357,162
Net assets at end of period (including undistributed net investment income of $201,434 and $201,509, respectively)	$3,311,681,891	$3,465,320,763

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Deutsche Government & Agency Money Fund
	Six Months Ended 10/31/14 (Unaudited)		Years Ended April 30,
			2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.001
Net realized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	(.000	)***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.001
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)
Net realized gains	—		—		—		—		—		(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.02		.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	86		94		117		139		170		233
Ratio of expenses before expense reductions (%)	.28	*	.27		.28		.26		.28		.27
Ratio of expenses after expense reductions (%)	.07	*	.08		.17		.11		.22		.26
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.06
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date.

Government & Agency Securities Portfolio offers five classes of shares: Davidson Cash Equivalent Shares, Deutsche Government & Agency Money Fund (formerly DWS Government & Agency Money Fund), Deutsche Government Cash Institutional Shares (formerly DWS Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Government & Agency Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of October 31, 2014, the Fund held repurchase agreements with a gross value of $1,307,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2014, the Fund had a net tax basis capital loss carryforward of approximately $437,000, including $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $1,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government & Agency Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Government & Agency Money Fund shares.

Accordingly, for the six months ended October 31, 2014, the Advisor earned a management fee on the Fund aggregating $1,179,041, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2014
Government & Agency Securities Portfolio:	$1,726,276	$1,196,830	$102,041

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2014, the amounts charged to the Fund by DSC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2014
Capital Assets Funds Shares	$963	$893	$—
Davidson Cash Equivalent Shares	15,383	14,173	691
Davidson Cash Equivalent Plus Shares	37,472	33,071	—
Deutsche Government & Agency Money Fund	38,564	30,041	5,570
Deutsche Government Cash Institutional Shares	110,601	110,601	—
Government Cash Managed Shares	94,501	72,134	11,740
Service Shares	77,740	71,245	2,468
	$375,224	$332,158	$20,469

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2014, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$1,262	$1,262	.00%	.33%
Davidson Cash Equivalent Shares	18,047	18,047	.00%	.30%
Davidson Cash Equivalent Plus Shares	46,841	46,841	.00%	.25%
Service Shares	193,224	193,224	.00%	.60%
	$259,374	$259,374

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2014, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$956	$956	.00%	.25%
Davidson Cash Equivalent Shares	15,040	15,040	.00%	.25%
Davidson Cash Equivalent Plus Shares	37,472	37,472	.00%	.20%
Government Cash Managed Shares	167,214	167,214	.00%	.15%
	$220,682	$220,682

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2014
Government & Agency Securities Portfolio	$30,804	$9,694

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2014, there were two shareholder accounts that held approximately 21% and 14% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2014		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	127,336	$127,336	23,472,158	$23,472,158
Davidson Cash Equivalent Shares	2,427,057	2,427,057	23,323,116	23,323,116
Davidson Cash Equivalent Plus Shares**	98,013,337	98,013,337	324,560,498	324,560,498
Deutsche Government & Agency Money Fund	32,122,477	32,122,477	53,844,639	53,844,639
Deutsche Government Cash Institutional Shares	8,640,643,340	8,640,643,340	19,589,178,943	19,589,178,943
Government Cash Managed Shares	557,160,195	557,160,195	1,020,393,570	1,020,393,570
Service Shares	158,942,717	158,942,717	163,039,940	163,039,940
Account Maintenance Fees	—	—	—	30,414
		$9,489,436,459		$21,197,843,278
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	30	$30	4,732	$4,732
Davidson Cash Equivalent Shares	606	606	1,566	1,566
Davidson Cash Equivalent Plus Shares**	1,678	1,678	10,259	10,259
Deutsche Government & Agency Money Fund	4,269	4,269	9,920	9,920
Deutsche Government Cash Institutional Shares	128,345	128,345	348,922	348,922
Government Cash Managed Shares	3,875	3,875	7,831	7,831
Service Shares	3,257	3,257	5,623	5,623
		$142,060		$388,853
Shares redeemed
Capital Assets Funds Shares*	(5,074,629)	$(5,074,629)	(156,347,801)	$(156,347,801)
Davidson Cash Equivalent Shares	(6,376,791)	(6,376,791)	(30,738,402)	(30,738,402)
Davidson Cash Equivalent Plus Shares**	(187,816,987)	(187,816,987)	(343,026,773)	(343,026,773)
Deutsche Government & Agency Money Fund	(39,709,167)	(39,709,167)	(77,602,543)	(77,602,543)
Deutsche Government Cash Institutional Shares	(8,752,963,084)	(8,752,963,084)	(18,840,729,361)	(18,840,729,361)
Government Cash Managed Shares	(524,606,342)	(524,606,342)	(1,028,565,693)	(1,028,565,693)
Service Shares	(126,676,134)	(126,676,134)	(196,256,481)	(196,256,481)
		$(9,643,223,134)		$(20,673,267,054)
Net increase (decrease)
Capital Assets Funds Shares*	(4,947,263)	$(4,947,263)	(132,870,911)	$(132,870,911)
Davidson Cash Equivalent Shares	(3,949,128)	(3,949,128)	(7,413,720)	(7,413,720)
Davidson Cash Equivalent Plus Shares**	(89,801,972)	(89,801,972)	(18,456,016)	(18,456,016)
Deutsche Government & Agency Money Fund	(7,582,421)	(7,582,421)	(23,747,984)	(23,747,984)
Deutsche Government Cash Institutional Shares	(112,191,399)	(112,191,399)	748,798,504	748,798,504
Government Cash Managed Shares	32,557,728	32,557,728	(8,164,292)	(8,164,292)
Service Shares	32,269,840	32,269,840	(33,210,918)	(33,210,918)
Account Maintenance Fees	—	—	—	30,414
		$(153,644,615)		$524,965,077

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The fund is required to comply with money market reforms by the specific compliance dates. As a result, the fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2014 to October 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2014 (Unaudited)
Actual Fund Return	Deutsche Government & Agency Money Fund
Beginning Account Value 5/1/14	$1,000.00
Ending Account Value 10/31/14	$1,000.05
Expenses Paid per $1,000*	$.35
Hypothetical 5% Fund Return
Beginning Account Value 5/1/14	$1,000.00
Ending Account Value 10/31/14	$1,024.85
Expenses Paid per $1,000*	$.36

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Deutsche Government & Agency Money Fund	.07%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (1st quartile), Services Shares (1st quartile), Government Cash Managed Shares (1st quartile), Deutsche Government & Agency Money Fund shares (1st quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DG AMF-3
IR-033436-2 12/14

October 31, 2014

Semiannual Report

to Shareholders

Davidson Cash Equivalent Shares

Government & Agency Securities Portfolio

Contents
3 Portfolio Summary
4 Investment Portfolio
9 Statement of Assets and Liabilities
11 Statement of Operations
12 Statement of Changes in Net Assets
13 Financial Highlights
14 Notes to Financial Statements
24 Information About Your Fund's Expenses
26 Other Information
27 Advisory Agreement Board Considerations and Fee Evaluation
32 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2014 (Unaudited)

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 60.1%
U.S. Government Sponsored Agencies 58.1%
Federal Farm Credit Bank:
0.12%*, 8/4/2015	35,000,000	34,967,800
0.132%**, 11/26/2014	22,000,000	22,000,235
0.132%**, 3/3/2016	25,000,000	25,000,000
0.14%**, 2/2/2015	25,000,000	24,999,035
0.23%**, 3/4/2015	45,000,000	45,013,869
Federal Home Loan Bank:
0.033%*, 12/19/2014	85,000,000	84,996,260
0.04%*, 1/5/2015	38,000,000	37,997,256
0.061%*, 3/18/2015	14,000,000	13,996,750
0.065%*, 1/23/2015	25,000,000	24,996,253
0.09%*, 1/5/2015	35,000,000	34,994,313
0.09%*, 1/9/2015	35,000,000	34,993,963
0.09%*, 1/16/2015	50,000,000	49,990,500
0.093%**, 2/12/2015	40,000,000	40,000,000
0.102%**, 1/20/2015	40,000,000	40,000,000
0.102%**, 6/5/2015	42,000,000	42,000,027
0.114%**, 2/17/2015	50,000,000	50,004,842
0.12%*, 1/23/2015	35,000,000	34,990,317
0.125%, 1/29/2015	25,000,000	25,000,480
0.125%, 2/5/2015	40,000,000	39,994,494
0.125%, 9/2/2015	30,000,000	29,979,297
0.17%, 2/12/2015	40,000,000	40,000,302
0.17%*, 9/4/2015	8,500,000	8,487,677
0.19%, 9/3/2015	30,000,000	29,995,546
Federal Home Loan Mortgage Corp.:
0.039%*, 1/5/2015	35,100,000	35,097,528
0.05%*, 3/3/2015	25,000,000	24,995,764
0.055%*, 3/11/2015	25,000,000	24,995,035
0.055%*, 3/23/2015	43,750,000	43,740,509
0.055%*, 2/11/2015	25,000,000	24,996,104
0.058%*, 3/23/2015	46,875,000	46,864,276
0.064%*, 4/6/2015	20,000,000	19,994,453
0.08%*, 11/21/2014	50,000,000	49,997,778
0.08%*, 11/26/2014	85,000,000	84,995,278
0.088%*, 12/8/2014	15,000,000	14,998,651
0.09%*, 2/4/2015	50,000,000	49,988,125
0.1%*, 3/24/2015	75,000,000	74,970,208
0.105%*, 1/20/2015	15,000,000	14,996,500
0.105%*, 7/23/2015	35,000,000	34,967,531
0.11%*, 11/5/2014	75,000,000	74,999,083
0.115%*, 8/4/2015	35,000,000	34,964,239
0.15%*, 7/10/2015	16,500,000	16,482,744
0.17%*, 12/3/2014	8,000,000	7,998,791
4.375%, 7/17/2015	28,000,000	28,839,026
Federal National Mortgage Association:
0.033%*, 12/12/2014	80,000,000	79,997,039
0.04%*, 2/2/2015	38,000,000	37,996,073
0.045%*, 1/20/2015	21,000,000	20,997,900
0.07%*, 4/27/2015	35,000,000	34,987,954
0.08%*, 12/15/2014	38,000,000	37,996,284
0.08%*, 4/15/2015	30,000,000	29,989,000
0.08%*, 4/22/2015	50,000,000	49,980,889
0.08%*, 5/1/2015	25,000,000	24,989,944
0.085%*, 1/12/2015	35,000,000	34,994,050
0.12%*, 4/1/2015	17,000,000	16,991,443
0.121%**, 10/21/2016	32,000,000	31,996,581
		1,924,197,996
U.S. Treasury Obligations 2.0%
U.S. Treasury Note, 0.09%**, 7/31/2016	30,000,000	30,000,000
U.S. Treasury Note, 0.065%**, 1/31/2016	36,400,000	36,390,111
		66,390,111
Total Government & Agency Obligations (Cost $1,990,588,107)		1,990,588,107

Repurchase Agreements 39.5%
Barclays Capital, 0.08%, dated 10/31/2014, to be repurchased at $100,000,667 on 11/3/2014 (a)	100,000,000	100,000,000
BNP Paribas, 0.11%, dated 10/31/2014, to be repurchased at $200,001,833 on 11/3/2014 (b)	200,000,000	200,000,000
BNP Paribas, 0.12%, dated 10/31/2014, to be repurchased at $245,002,450 on 11/3/2014 (c)	245,000,000	245,000,000
HSBC Securities, Inc., 0.1%, dated 10/31/2014, to be repurchased at $100,000,833 on 11/3/2014 (d)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.12%, dated 10/31/2014, to be repurchased at $100,001,000 on 11/3/2014 (e)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.1%, dated 10/31/2014, to be repurchased at $250,002,083 on 11/3/2014 (f)	250,000,000	250,000,000
Morgan Stanley & Co., Inc., 0.11%, dated 10/31/2014, to be repurchased at $57,000,523 on 11/3/2014 (g)	57,000,000	57,000,000
Wells Fargo Bank, 0.09%, dated 10/31/2014, to be repurchased at $125,000,938 on 11/3/2014 (h)	125,000,000	125,000,000
Wells Fargo Bank, 0.11%, dated 10/31/2014, to be repurchased at $130,001,192 on 11/3/2014 (i)	130,000,000	130,000,000
Total Repurchase Agreements (Cost $1,307,000,000)		1,307,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,297,588,107)†	99.6	3,297,588,107
Other Assets and Liabilities, Net	0.4	14,093,784
Net Assets	100.0	3,311,681,891

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2014.

† The cost for federal income tax purposes was $3,297,588,107.

(a) Collateralized by $10/31/2019 U.S. Treasury Bill, maturing on 10/16/2014 with a value of $102,000,086.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
99,130,000	Federal Home Loan Bank	0.1–4.75	2/3/2015–9/21/2034	99,254,243
133,537,500	Federal Home Loan Mortgage Corp.	Zero Coupon–5.625	7/17/2015–5/4/2037	76,006,932
29,630,000	Federal National Mortgage Association	Zero Coupon–1.875	3/3/2015–3/23/2028	29,535,198
Total Collateral Value				204,796,373

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
74,648,680	Federal Home Loan Mortgage Corp.	2.5–5.5	12/1/2023–9/1/2044	79,722,433
157,696,247	Federal National Mortgage Association	2.5–6.5	8/1/2018–10/1/2044	170,842,272
118,831	Government National Mortgage Association	3.5	7/20/2042	125,282
Total Collateral Value				250,689,987

(d) Collateralized by $99,513,387 Government National Mortgage Association, 3.0%, maturing on 10/20/2042 with a value of $102,001,985.

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
765,008,404	Federal Home Loan Mortgage Corp. — Interest Only	2.5–6.0	8/15/2024–4/15/2043	101,585,429
3,153,537	Federal National Mortgage Association — Interest Only	3.5–6.0	8/25/2032–3/25/2041	415,025
Total Collateral Value				102,000,454

(f) Collateralized by $251,279,900 U.S. Treasury Notes, with various coupon rates from 2.0–2.5% , with various maturities of 4/30/2021–5/31/2021 with a value of $255,817,268.

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,947,283	Federal Home Loan Mortgage Corp.	2.451–12.0	2/1/2016–9/1/2044	58,222,144
53,097	Federal National Mortgage Association	2.115–13.0	11/1/2014–9/1/2041	54,913
Total Collateral Value				58,277,057

(h) Collateralized by $125,084,900 U.S. Treasury Notes, with various coupon rates from 1.25–2.125%, with various maturities of 5/31/2015–10/31/2015 with a value of $128,455,591.

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
66,500,535	Federal Home Loan Mortgage Corp.	3.5	10/1/2044	69,146,148
127,813,322	Federal Home Loan Mortgage Corp.	3.0–4.5	2/15/2027–11/15/2040	17,672,962
39,302,050	Federal National Mortgage Association	2.5	3/1/2029	40,269,692
44,830,434	Federal National Mortgage Association — Interest Only	3.5	3/25/2031–1/25/2040	6,288,122
Total Collateral Value				133,376,924

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (j)	$—	$1,990,588,107	$—	$1,990,588,107
Repurchase Agreements	—	1,307,000,000	—	1,307,000,000
Total	$—	$3,297,588,107	$—	$3,297,588,107

There have been no transfers between fair value measurement levels during the period ended October 31, 2014.

(j) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2014 (Unaudited)
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,990,588,107
Repurchase agreements, valued at amortized cost	1,307,000,000
Investments in securities, at value (cost $3,297,588,107)	3,297,588,107
Cash	28,922,163
Receivable for Fund shares sold	25,591
Interest receivable	462,032
Due from Advisor	34,781
Other assets	71,426
Total assets	3,327,104,100
Liabilities
Payable for Fund shares redeemed	15,039,311
Distributions payable	61,295
Accrued Trustees' fees	43,937
Other accrued expenses and payables	277,666
Total liabilities	15,422,209
Net assets, at value	$3,311,681,891
Net Assets Consist of
Undistributed net investment income	201,434
Accumulated net realized gain (loss)	(431,163)
Paid-in capital	3,311,911,620
Net assets, at value	$3,311,681,891

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2014 (Unaudited) (continued)
Net Asset Value	Government & Agency Securities Portfolio
Davidson Cash Equivalent Shares Net Asset Value, offering and redemption price per share ($8,905,578 ÷ 8,906,067 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($86,038,833 ÷ 86,043,563 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($2,892,696,490 ÷ 2,892,854,991 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($246,638,284 ÷ 246,651,875 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($77,402,706 ÷ 77,406,962 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2014 (Unaudited)
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$1,436,360
Expenses: Management fee	1,179,041
Administration fee	1,726,276
Services to shareholders	408,091
Distribution and service fees	480,056
Custodian fee	31,322
Professional fees	77,103
Reports to shareholders	64,110
Registration fees	57,607
Trustees' fees and expenses	70,771
Other	55,495
Total expenses before expense reductions	4,149,872
Expense reductions	(3,188,085)
Total expenses after expense reductions	961,787
Net investment income	474,573
Net realized gain (loss) from investments	5,818
Net increase (decrease) in net assets resulting from operations	$480,391

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Increase (Decrease) in Net Assets
Operations: Net investment income	$474,573	$861,852
Net realized gain (loss)	5,818	(1,480)
Net increase in net assets resulting from operations	480,391	860,372
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(38)	(4,732)
Davidson Cash Equivalent Shares	(602)	(1,632)
Davidson Cash Equivalent Plus Shares	(1,874)	(10,633)
Deutsche Government & Agency Money Fund	(4,292)	(10,180)
Deutsche Government Cash Institutional Shares	(453,476)	(805,459)
Government Cash Managed Shares	(11,147)	(23,588)
Service Shares	(3,219)	(5,624)
Total distributions	(474,648)	(861,848)
Fund share transactions: Proceeds from shares sold	9,489,436,459	21,197,843,278
Reinvestment of distributions	142,060	388,853
Cost of shares redeemed	(9,643,223,134)	(20,673,267,054)
Net increase (decrease) in net assets from Fund share transactions	(153,644,615)	524,965,077
Increase (decrease) in net assets	(153,638,872)	524,963,601
Net assets at beginning of period	3,465,320,763	2,940,357,162
Net assets at end of period (including undistributed net investment income of $201,434 and $201,509, respectively)	$3,311,681,891	$3,465,320,763

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Davidson Cash Equivalent Shares
	Six Months Ended 10/31/14 (Unaudited)		Years Ended April 30,
			2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	(.000	)***	.000	***	.000	***	(.000	)***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		—		—		—		—		(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.01		.01		.01		.01		.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9		13		20		25		19		20
Ratio of expenses before expense reductions (%)	1.00	*	.99		.99		.99		.99		.96
Ratio of expenses after expense reductions (%)	.07	*	.08		.17		.11		.22		.31
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Government & Agency Securities Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date.

Government & Agency Securities Portfolio offers five classes of shares: Davidson Cash Equivalent Shares, Deutsche Government & Agency Money Fund (formerly DWS Government & Agency Money Fund), Deutsche Government Cash Institutional Shares (formerly DWS Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Davidson Cash Equivalent Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of October 31, 2014, the Fund held repurchase agreements with a gross value of $1,307,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2014, the Fund had a net tax basis capital loss carryforward of approximately $437,000, including $436,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first; and approximately $1,000 of post-enactment short-term losses, which may be applied against any realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2014 through October 31, 2014, the Advisor has agreed to voluntarily waive its fees and/or reimburse certain operating expenses of the Davidson Cash Equivalent Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.00%.

The Advisor and D.A. Davidson & Co., the sole sub-distributor, have agreed to voluntarily waive additional expenses. These voluntary waivers may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Davidson Cash Equivalent Shares.

Accordingly, for the six months ended October 31, 2014, the Advisor earned a management fee on the Fund aggregating $1,179,041, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2014
Government & Agency Securities Portfolio:	$1,726,276	$1,196,830	$102,041

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2014, the amounts charged to the Fund by DSC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2014
Capital Assets Funds Shares	$963	$893	$—
Davidson Cash Equivalent Shares	15,383	14,173	691
Davidson Cash Equivalent Plus Shares	37,472	33,071	—
Deutsche Government & Agency Money Fund	38,564	30,041	5,570
Deutsche Government Cash Institutional Shares	110,601	110,601	—
Government Cash Managed Shares	94,501	72,134	11,740
Service Shares	77,740	71,245	2,468
	$375,224	$332,158	$20,469

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2014, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$1,262	$1,262	.00%	.33%
Davidson Cash Equivalent Shares	18,047	18,047	.00%	.30%
Davidson Cash Equivalent Plus Shares	46,841	46,841	.00%	.25%
Service Shares	193,224	193,224	.00%	.60%
	$259,374	$259,374

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2014, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$956	$956	.00%	.25%
Davidson Cash Equivalent Shares	15,040	15,040	.00%	.25%
Davidson Cash Equivalent Plus Shares	37,472	37,472	.00%	.20%
Government Cash Managed Shares	167,214	167,214	.00%	.15%
	$220,682	$220,682

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2014
Government & Agency Securities Portfolio	$30,804	$9,694

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2014, there were two shareholder accounts that held approximately 21% and 14% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Six Months Ended October 31, 2014		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	127,336	$127,336	23,472,158	$23,472,158
Davidson Cash Equivalent Shares	2,427,057	2,427,057	23,323,116	23,323,116
Davidson Cash Equivalent Plus Shares**	98,013,337	98,013,337	324,560,498	324,560,498
Deutsche Government & Agency Money Fund	32,122,477	32,122,477	53,844,639	53,844,639
Deutsche Government Cash Institutional Shares	8,640,643,340	8,640,643,340	19,589,178,943	19,589,178,943
Government Cash Managed Shares	557,160,195	557,160,195	1,020,393,570	1,020,393,570
Service Shares	158,942,717	158,942,717	163,039,940	163,039,940
Account Maintenance Fees	—	—	—	30,414
		$9,489,436,459		$21,197,843,278
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	30	$30	4,732	$4,732
Davidson Cash Equivalent Shares	606	606	1,566	1,566
Davidson Cash Equivalent Plus Shares**	1,678	1,678	10,259	10,259
Deutsche Government & Agency Money Fund	4,269	4,269	9,920	9,920
Deutsche Government Cash Institutional Shares	128,345	128,345	348,922	348,922
Government Cash Managed Shares	3,875	3,875	7,831	7,831
Service Shares	3,257	3,257	5,623	5,623
		$142,060		$388,853
Shares redeemed
Capital Assets Funds Shares*	(5,074,629)	$(5,074,629)	(156,347,801)	$(156,347,801)
Davidson Cash Equivalent Shares	(6,376,791)	(6,376,791)	(30,738,402)	(30,738,402)
Davidson Cash Equivalent Plus Shares**	(187,816,987)	(187,816,987)	(343,026,773)	(343,026,773)
Deutsche Government & Agency Money Fund	(39,709,167)	(39,709,167)	(77,602,543)	(77,602,543)
Deutsche Government Cash Institutional Shares	(8,752,963,084)	(8,752,963,084)	(18,840,729,361)	(18,840,729,361)
Government Cash Managed Shares	(524,606,342)	(524,606,342)	(1,028,565,693)	(1,028,565,693)
Service Shares	(126,676,134)	(126,676,134)	(196,256,481)	(196,256,481)
		$(9,643,223,134)		$(20,673,267,054)
Net increase (decrease)
Capital Assets Funds Shares*	(4,947,263)	$(4,947,263)	(132,870,911)	$(132,870,911)
Davidson Cash Equivalent Shares	(3,949,128)	(3,949,128)	(7,413,720)	(7,413,720)
Davidson Cash Equivalent Plus Shares**	(89,801,972)	(89,801,972)	(18,456,016)	(18,456,016)
Deutsche Government & Agency Money Fund	(7,582,421)	(7,582,421)	(23,747,984)	(23,747,984)
Deutsche Government Cash Institutional Shares	(112,191,399)	(112,191,399)	748,798,504	748,798,504
Government Cash Managed Shares	32,557,728	32,557,728	(8,164,292)	(8,164,292)
Service Shares	32,269,840	32,269,840	(33,210,918)	(33,210,918)
Account Maintenance Fees	—	—	—	30,414
		$(153,644,615)		$524,965,077

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The fund is required to comply with money market reforms by the specific compliance dates. As a result, the fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2014 to October 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Davidson Cash Equivalent Shares Expenses and Value of a $1,000 Investment for the six months ended October 31, 2014 (Unaudited)
Actual Fund Return	Government & Agency Securities Portfolio
Beginning Account Value 5/1/14	$1,000.00
Ending Account Value 10/31/14	$1,000.05
Expenses Paid per $1,000*	$.35
Hypothetical 5% Fund Return
Beginning Account Value 5/1/14	$1,000.00
Ending Account Value 10/31/14	$1,024.85
Expenses Paid per $1,000*	$.36

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Government & Agency Securities Portfolio
Davidson Cash Equivalent Shares	.07%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (1st quartile), Services Shares (1st quartile), Government Cash Managed Shares (1st quartile), Deutsche Government & Agency Money Fund shares (1st quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Notes

Notes

Service Center
P.O. Box 219151
Kansas City, MO 64121-7195

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DCES-3
IR-033432-2 12/14

October 31, 2014

Semiannual Report

to Shareholders

Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Fund #148

(formerly DWS Tax-Exempt Cash Institutional Shares)

Tax-Exempt Cash

Managed Shares

Fund #248

Contents
3 Portfolio Summary
4 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
19 Financial Highlights
21 Notes to Financial Statements
30 Information About Your Fund's Expenses
32 Other Information
33 Advisory Agreement Board Considerations and Fee Evaluation
38 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2014 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
Alaska 4.8%
Anchorage, AK:
Series A-1, TECP, 0.09%, 11/6/2014	25,000,000	25,000,000
Series A-1, TECP, 0.1%, 11/6/2014	37,500,000	37,500,000
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project, Series C, 0.08%*, 12/1/2033	13,760,000	13,760,000
		76,260,000
Arizona 0.3%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.07%*, 10/1/2026, LOC: Bank of America NA	5,100,000	5,100,000
California 8.4%
California, Metropolitan Water District of Southern California, Series A-2, 0.06%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	15,250,000	15,250,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.2%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.15%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.13%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
Los Angeles County, CA, Capital Asset Lease Revenue, Series C, TECP, 0.07%, 11/14/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 1.5%, 6/25/2015	43,000,000	43,385,624
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	32,000,000	32,396,617
		134,832,241
Colorado 0.5%
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.07%*, 1/1/2018, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	8,550,000	8,550,000
Florida 3.0%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.05%*, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.07%*, 8/15/2041, LOC: SunTrust Bank	5,235,000	5,235,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.07%*, 10/1/2027, LOC: Northern Trust Co.	18,100,000	18,100,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.06%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		48,475,000
Georgia 1.5%
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co., 144A, 0.12%*, 7/1/2049	7,200,000	7,200,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.04%*, 1/1/2036, LOC: JPMorgan Chase Bank NA	16,130,000	16,130,000
		23,330,000
Idaho 1.9%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2015	30,000,000	30,373,815
Illinois 10.8%
Chicago, IL, Waterworks Revenue:
Series 2000-1, 0.07%*, 11/1/2030, LOC: JPMorgan Chase Bank NA	12,000,000	12,000,000
Series 2000-2, 0.07%*, 11/1/2030, LOC: JPMorgan Chase Bank NA	12,000,000	12,000,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.09%*, 1/1/2016, LIQ: Branch Banking & Trust	14,200,000	14,200,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16%*, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues:
TECP, 0.07%, 12/1/2014	30,000,000	30,000,000
TECP, 0.09%, 3/2/2015	28,000,000	28,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.06%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.06%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University:
Series C, 0.03%*, 12/1/2034	9,000,000	9,000,000
Series D, 144A, 0.03%*, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.05%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
University of Illinois, Health Services Facilities Systems, Series B, 0.05%*, 10/1/2026, LOC: Wells Fargo Bank NA	8,500,000	8,500,000
		173,700,000
Indiana 0.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.12%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	6,300,000	6,300,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.07%*, 1/1/2031, LOC: Northern Trust Co.	6,755,000	6,755,000
Kansas 0.5%
Kansas, State Department of Transportation Highway Revenue, Series B-1, 144A, 0.092%**, 9/1/2015	7,400,000	7,400,000
Kentucky 3.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.2%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.2%**, 2/1/2046	22,000,000	22,000,000
Series B-3, 0.2%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.06%*, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000
		57,860,000
Maryland 1.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.06%*, 1/1/2029, LOC: Bank of America NA	15,190,000	15,190,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,000,000
Michigan 1.6%
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.11%*, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.11%*, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.11%**, 11/15/2047	10,110,000	10,110,000
		25,860,000
Minnesota 1.5%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.09%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 2.2%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.16%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,115,000	9,115,000
Mississippi, State Business Finance Commission, Chevron U.S.A., Inc., Series A, 0.05%*, 12/1/2030, GTY: Chevron Corp.	19,800,000	19,800,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series B, 0.08%*, 12/1/2030, GTY: Chevron Corp.	6,780,000	6,780,000
		35,695,000
Nevada 1.2%
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.09%*, 12/15/2015, LIQ: Branch Banking & Trust	18,570,000	18,570,000
New Jersey 2.0%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.1%*, 7/3/2017, LOC: Barclays Bank PLC	32,000,000	32,000,000
New York 8.9%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.13%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.13%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 144A, 0.3%*, 5/1/2048, LOC: Bank of China	17,850,000	17,850,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.07%*, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, State Power Authority:
Series 1, TECP, 0.08%, 11/5/2014	3,550,000	3,550,000
0.09%*, Mandatory Put 3/2/2015 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	9,440,000	9,440,000
0.09%*, Mandatory Put 3/2/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	37,025,000	37,025,000
New York, State Thruway Authority Revenue, Series G, 144A, Prerefunded 7/1/2015 @ 100, 5.25%, 1/1/2027, INS: AGMC	12,500,000	12,926,486
New York City, NY, Trust for Cultural Resources Revenue, Series 2014-B2, 144A, 0.06%**, Mandatory Put 6/5/2015 @ 100, 4/1/2044	4,000,000	4,000,000
New York City, NY, Trust for Cultural Resources, American Museum of Natural History, Series B1, 144A, 0.06%**, Mandatory Put 3/2/2015 @ 100, 4/1/2044	11,525,000	11,525,000
New York, NY, General Obligation, Series B2, 0.07%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.06%*, 6/1/2021, LIQ: Citibank NA	2,580,000	2,580,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B, 0.04%*, 1/1/2032, LOC: State Street Bank & Trust Co.	11,605,000	11,605,000
		142,601,486
North Carolina 1.2%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.15%*, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.15%*, 6/1/2024, LIQ: Branch Banking & Trust	14,675,000	14,675,000
		20,000,000
Ohio 2.4%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.05%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.14%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.07%*, 9/1/2036, SPA: State Street Bank & Trust Co.	5,040,000	5,040,000
		38,290,000
Oregon 2.2%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/15/2015	35,000,000	35,406,638
Other Territories 6.8%
BB&T Municipal Trust, Series 5000, 144A, 0.15%*, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	3,560,000	3,560,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.14%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.09%*, 4/15/2049, LIQ: Federal Home Loan Bank	13,575,000	13,575,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.06%*, 10/15/2029, LIQ: Freddie Mac	16,175,000	16,175,000
"A", Series M024, AMT, 0.08%*, 7/15/2050, LIQ: Freddie Mac	15,345,000	15,345,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.14%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		109,955,000
Pennsylvania 2.5%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.06%*, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.1%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		40,700,000
Puerto Rico 3.6%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.25%*, 9/1/2015, LOC: Royal Bank of Canada	58,315,000	58,315,000
Tennessee 5.3%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.21%*, 5/1/2016, LOC: BNP Paribas	68,060,000	68,060,000
		85,060,000
Texas 13.0%
Garland, TX, TECP, 0.09%, 3/3/2015	10,000,000	10,000,000
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, 0.06%*, 6/1/2020	7,500,000	7,500,000
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.06%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.06%*, 9/1/2041, LOC: Bank of America NA	52,510,000	52,510,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.09%*, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.08%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	15,650,000	15,650,000
Texas, Tax and Revenue Anticipation Notes, 144A, 1.5%, 8/31/2015	50,000,000	50,570,008
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.2%*, Mandatory Put 6/18/2015 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
		209,495,008
Utah 4.2%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.1%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,645,000	5,645,000
"I", Series D-2, 144A, AMT, 0.1%*, 1/1/2033, SPA: Bank of New York Mellon	4,000,000	4,000,000
"I", Series E-1, 144A, AMT, 0.1%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	4,025,000	4,025,000
"I", Series F-1, 144A, AMT, 0.1%*, 7/1/2033, SPA: JPMorgan Chase Bank NA	6,020,000	6,020,000
"I", Series E-2, 144A, AMT, 0.1%*, 1/1/2034, SPA: JPMorgan Chase Bank NA	4,065,000	4,065,000
"1", Series C, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,390,000	5,390,000
"I", Series B-2, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,425,000	5,425,000
"I", Series E-2, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	7,385,000	7,385,000
"I", Series F, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,380,000	4,380,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.1%*, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,995,000	4,995,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 144A, 0.11%**, 5/15/2049	8,600,000	8,600,000
Series C, 144A, 0.11%**, 5/15/2049	8,000,000	8,000,000
		67,930,000
Virginia 1.6%
Federal Home Loan Mortgage Corp., Multi Family Variable Rate Certificates, "A", Series M031, 0.06%**, 12/15/2045, LIQ: Freddie Mac	10,500,000	10,500,000
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.15%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
		25,500,000
Wisconsin 1.1%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.11%**, 11/15/2043	18,285,000	18,285,000
Wyoming 0.6%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.05%*, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,601,454,188)†	99.6	1,601,454,188
Other Assets and Liabilities, Net	0.4	5,729,601
Net Assets	100.0	1,607,183,789

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2014.

† The cost for federal income tax purposes was $1,601,454,188.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,601,454,188	$—	$1,601,454,188
Total	$—	$1,601,454,188	$—	$1,601,454,188

There have been no transfers between fair value measurement levels during the period ended October 31, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2014 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,601,454,188
Cash	379,101
Receivable for investments sold	3,900,000
Receivable for Fund shares sold	320,353
Interest receivable	1,763,604
Due from Advisor	2,334
Other assets	68,502
Total assets	1,607,888,082
Liabilities
Payable for Fund shares redeemed	463,725
Distributions payable	6,248
Accrued management fee	17,339
Accrued Trustees' fees	13,914
Other accrued expenses and payables	203,067
Total liabilities	704,293
Net assets, at value	$1,607,183,789
Net Assets Consist of
Undistributed net investment income	127,628
Accumulated net realized gain (loss)	299,529
Paid-in capital	1,606,756,632
Net assets, at value	$1,607,183,789

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2014 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Deutsche Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($986,972,780 ÷ 986,567,717 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($193,581,843 ÷ 193,502,422 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($87,009,301 ÷ 86,973,527 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($44,739,110 ÷ 44,720,749 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($33,150,135 ÷ 33,136,510 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($261,730,620 ÷ 261,623,204 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2014 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$974,905
Expenses: Management fee	592,105
Administration fee	865,901
Services to shareholders	431,963
Distribution and service fees	694,003
Custodian fee	12,852
Professional fees	68,981
Reports to shareholders	75,150
Registration fees	68,777
Trustees' fees and expenses	31,406
Other	51,595
Total expenses before expense reductions	2,892,733
Expense reductions	(2,003,930)
Total expenses after expense reductions	888,803
Net investment income	86,102
Net realized gain (loss) from investments	210,886
Net increase (decrease) in net assets resulting from operations	$296,988

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations: Net investment income	$86,102	$194,536
Net realized gain (loss)	210,886	265,795
Net increase in net assets resulting from operations	296,988	460,331
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(65)	(1,029)
Davidson Cash Equivalent Shares	(1,216)	(10,123)
Deutsche Tax-Exempt Cash Institutional Shares	(52,096)	(149,743)
Deutsche Tax-Exempt Money Fund	(9,951)	(32,614)
Deutsche Tax-Free Money Fund Class S	(4,242)	(13,619)
Service Shares	(2,483)	(7,577)
Tax-Exempt Cash Managed Shares	(2,359)	(17,870)
Tax-Free Investment Class	(13,708)	(46,966)
Net realized gain: Capital Assets Funds Shares	—	(661)
Davidson Cash Equivalent Shares	—	(6,124)
Deutsche Tax-Exempt Cash Institutional Shares	—	(97,598)
Deutsche Tax-Exempt Money Fund	—	(19,703)
Deutsche Tax-Free Money Fund Class S	—	(8,598)
Service Shares	—	(4,985)
Tax-Exempt Cash Managed Shares	—	(11,262)
Tax-Free Investment Class	—	(28,221)
Total distributions	(86,120)	(456,693)
Fund share transactions: Proceeds from shares sold	1,669,263,137	3,597,601,782
Reinvestment of distributions	44,539	261,601
Cost of shares redeemed	(1,865,161,630)	(3,659,342,320)
Net increase (decrease) in net assets from Fund share transactions	(195,853,954)	(61,478,937)
Increase (decrease) in net assets	(195,643,086)	(61,475,299)
Net assets at beginning of period	1,802,826,875	1,864,302,174
Net assets at end of period (including undistributed net investment income of $127,628 and $127,646, respectively)	$1,607,183,789	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Deutsche Tax-Exempt Cash Institutional Shares
	Six Months Ended 10/31/14 (Unaudited)		Years Ended April 30,
			2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.002	.002
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000 ***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.002	.002
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.002)	(.002)
Net realized gains	—		(.000	)***	(.000	)***	—		—	(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.002)	(.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.01	a**	.02	a	.04	a	.05	a	.16	.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	987		993		970		1,106		1,492	1,725
Ratio of expenses before expense reductions (%)	.22	*	.22		.21		.21		.20	.21
Ratio of expenses after expense reductions (%)	.10	*	.13		.18		.19		.20	.21
Ratio of net investment income (%)	.01	*	.01		.02		.04		.17	.24
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
	Six Months Ended 10/31/14 (Unaudited)		Years Ended April 30,
			2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.001
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.001
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)
Net realized gains	—		(.000	)***	(.000	)***	—		—		.000	***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.02		.03		.02		.01		.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33		103		115		166		127		209
Ratio of expenses before expense reductions (%)	.43	*	.41		.42		.42		.39		.44
Ratio of expenses after expense reductions (%)	.11	*	.13		.19		.22		.35		.39
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.06
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date.

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares (formerly DWS Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund (formerly DWS Tax-Exempt Money Fund), Deutsche Tax-Free Money Fund Class S (formerly DWS Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Cash Institutional Shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares.

Accordingly, for the six months ended October 31, 2014, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $592,105, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2014
Tax-Exempt Portfolio	$865,901	$329,030	$74,888

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2014, the amounts charged to the Fund by DSC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2014
Capital Assets Funds Shares	$1,641	$1,510	$—
Davidson Cash Equivalent Shares	18,241	16,644	—
Deutsche Tax-Exempt Cash Institutional Shares	72,955	72,955	—
Deutsche Tax-Exempt Money Fund	34,274	34,274	—
Deutsche Tax-Free Money Fund Class S	25,606	25,606	—
Service Shares	61,939	61,384	555
Tax-Exempt Cash Managed Shares	16,122	14,569	—
Tax-Free Investment Class	162,269	161,317	—
	$393,047	$388,259	$555

For the six months ended October 31, 2014, the Advisor reimbursed the Fund $533 of sub-recordkeeping fees, $129 for Deutsche Tax-Free Money Fund Class S and $404 for Deutsche Tax Exempt Money Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2014, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$2,148	$2,148	.00%	.33%
Davidson Cash Equivalent Shares	36,482	36,482	.00%	.30%
Service Shares	149,032	149,032	.00%	.60%
Tax-Free Investment Class	342,906	342,906	.00%	.25%
	$530,568	$530,568

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2014, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$1,627	$1,627	.00%	.25%
Davidson Cash Equivalent Shares	30,402	30,402	.00%	.25%
Tax-Exempt Cash Managed Shares	35,392	35,392	.00%	.15%
Tax-Free Investment Class	96,014	96,014	.00%	.07%
	$163,435	$163,435

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2014
Tax-Exempt Portfolio	$45,706	$18,197

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2014, three shareholder accounts held approximately 28%, 26% and 19% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2014		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	710,034	$710,034	26,205,364	$26,205,364
Davidson Cash Equivalent Shares**	14,110,022	14,110,022	170,954,338	170,954,338
Deutsche Tax-Exempt Cash Institutional Shares	1,325,534,703	1,325,534,703	2,312,875,707	2,312,875,707
Deutsche Tax-Exempt Money Fund	44,227,175	44,227,175	223,893,131	223,893,131
Deutsche Tax-Free Money Fund Class S	12,633,574	12,633,574	45,072,485	45,072,485
Service Shares	49,683,373	49,683,373	114,181,684	114,181,684
Tax-Exempt Cash Managed Shares	70,192,137	70,192,137	334,227,547	334,227,547
Tax-Free Investment Class	152,172,119	152,172,119	370,158,099	370,158,099
Account Maintenance Fees	—	—	—	33,427
		$1,669,263,137		$3,597,601,782
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	49	$49	1,690	$1,690
Davidson Cash Equivalent Shares**	1,111	1,111	16,011	16,011
Deutsche Tax-Exempt Cash Institutional Shares	13,314	13,314	82,435	82,435
Deutsche Tax-Exempt Money Fund	9,897	9,897	51,299	51,299
Deutsche Tax-Free Money Fund Class S	4,089	4,089	23,098	23,098
Service Shares	2,496	2,496	12,559	12,559
Tax-Exempt Cash Managed Shares	7	7	18	18
Tax-Free Investment Class	13,576	13,576	74,491	74,491
		$44,539		$261,601
Shares redeemed
Capital Assets Funds Shares*	(7,241,718)	$(7,241,718)	(29,732,300)	$(29,732,300)
Davidson Cash Equivalent Shares**	(77,967,591)	(77,967,591)	(177,491,875)	(177,491,875)
Deutsche Tax-Exempt Cash Institutional Shares	(1,332,013,205)	(1,332,013,205)	(2,290,162,893)	(2,290,162,893)
Deutsche Tax-Exempt Money Fund	(63,168,325)	(63,168,325)	(253,450,226)	(253,450,226)
Deutsche Tax-Free Money Fund Class S	(15,071,979)	(15,071,979)	(55,566,665)	(55,566,665)
Service Shares	(56,605,478)	(56,605,478)	(107,448,656)	(107,448,656)
Tax-Exempt Cash Managed Shares	(139,720,400)	(139,720,400)	(346,623,661)	(346,623,661)
Tax-Free Investment Class	(173,372,934)	(173,372,934)	(398,866,044)	(398,866,044)
		$(1,865,161,630)		$(3,659,342,320)
Net increase (decrease)
Capital Assets Funds Shares*	(6,531,635)	$(6,531,635)	(3,525,246)	$(3,525,246)
Davidson Cash Equivalent Shares**	(63,856,458)	(63,856,458)	(6,521,526)	(6,521,526)
Deutsche Tax-Exempt Cash Institutional Shares	(6,465,188)	(6,465,188)	22,795,249	22,795,249
Deutsche Tax-Exempt Money Fund	(18,931,253)	(18,931,253)	(29,505,796)	(29,505,796)
Deutsche Tax-Free Money Fund Class S	(2,434,316)	(2,434,316)	(10,471,082)	(10,471,082)
Service Shares	(6,919,609)	(6,919,609)	6,745,587	6,745,587
Tax-Exempt Cash Managed Shares	(69,528,256)	(69,528,256)	(12,396,096)	(12,396,096)
Tax-Free Investment Class	(21,187,239)	(21,187,239)	(28,633,454)	(28,633,454)
Account Maintenance Fees	—	—	—	33,427
		$(195,853,954)		$(61,478,937)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The fund is required to comply with money market reforms by the specific compliance dates. As a result, the fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Tax-Exempt Cash Institutionial Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2014 to October 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2014 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 5/1/14	$1,000.00	$1,000.00
Ending Account Value 10/31/14	$1,000.05	$1,000.05
Expenses Paid per $1,000*	$.50	$.55
Hypothetical 5% Fund Return
Beginning Account Value 5/1/14	$1,000.00	$1,000.00
Ending Account Value 10/31/14	$1,024.70	$1,024.65
Expenses Paid per $1,000*	$.51	$.56

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
Deutsche Tax-Exempt Cash Institutional Shares		.10%
Tax-Exempt Cash Managed Shares		.11%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Tax-Exempt Cash Managed Shares (1st quartile), Tax Free Investment Class shares (1st quartile), Service Shares (1st quartile), Deutsche Tax-Exempt Cash Institutional Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (1st quartile) and Deutsche Tax-Free Money Fund Class S shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

STIM-3
(R-033437-2 12/14)

October 31, 2014

Semiannual Report

to Shareholders

Tax-Exempt Portfolio

Deutsche Tax-Exempt Money Fund

(formerly DWS Tax-Exempt Money Fund)

Contents
3 Portfolio Summary
4 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
19 Financial Highlights
20 Notes to Financial Statements
29 Information About Your Fund's Expenses
31 Other Information
32 Advisory Agreement Board Considerations and Fee Evaluation
37 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2014 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
Alaska 4.8%
Anchorage, AK:
Series A-1, TECP, 0.09%, 11/6/2014	25,000,000	25,000,000
Series A-1, TECP, 0.1%, 11/6/2014	37,500,000	37,500,000
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project, Series C, 0.08%*, 12/1/2033	13,760,000	13,760,000
		76,260,000
Arizona 0.3%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.07%*, 10/1/2026, LOC: Bank of America NA	5,100,000	5,100,000
California 8.4%
California, Metropolitan Water District of Southern California, Series A-2, 0.06%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	15,250,000	15,250,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.2%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.15%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.13%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
Los Angeles County, CA, Capital Asset Lease Revenue, Series C, TECP, 0.07%, 11/14/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 1.5%, 6/25/2015	43,000,000	43,385,624
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	32,000,000	32,396,617
		134,832,241
Colorado 0.5%
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.07%*, 1/1/2018, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	8,550,000	8,550,000
Florida 3.0%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.05%*, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.07%*, 8/15/2041, LOC: SunTrust Bank	5,235,000	5,235,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.07%*, 10/1/2027, LOC: Northern Trust Co.	18,100,000	18,100,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.06%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		48,475,000
Georgia 1.5%
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co., 144A, 0.12%*, 7/1/2049	7,200,000	7,200,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.04%*, 1/1/2036, LOC: JPMorgan Chase Bank NA	16,130,000	16,130,000
		23,330,000
Idaho 1.9%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2015	30,000,000	30,373,815
Illinois 10.8%
Chicago, IL, Waterworks Revenue:
Series 2000-1, 0.07%*, 11/1/2030, LOC: JPMorgan Chase Bank NA	12,000,000	12,000,000
Series 2000-2, 0.07%*, 11/1/2030, LOC: JPMorgan Chase Bank NA	12,000,000	12,000,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.09%*, 1/1/2016, LIQ: Branch Banking & Trust	14,200,000	14,200,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16%*, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues:
TECP, 0.07%, 12/1/2014	30,000,000	30,000,000
TECP, 0.09%, 3/2/2015	28,000,000	28,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.06%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.06%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University:
Series C, 0.03%*, 12/1/2034	9,000,000	9,000,000
Series D, 144A, 0.03%*, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.05%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
University of Illinois, Health Services Facilities Systems, Series B, 0.05%*, 10/1/2026, LOC: Wells Fargo Bank NA	8,500,000	8,500,000
		173,700,000
Indiana 0.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.12%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	6,300,000	6,300,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.07%*, 1/1/2031, LOC: Northern Trust Co.	6,755,000	6,755,000
Kansas 0.5%
Kansas, State Department of Transportation Highway Revenue, Series B-1, 144A, 0.092%**, 9/1/2015	7,400,000	7,400,000
Kentucky 3.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.2%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.2%**, 2/1/2046	22,000,000	22,000,000
Series B-3, 0.2%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.06%*, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000
		57,860,000
Maryland 1.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.06%*, 1/1/2029, LOC: Bank of America NA	15,190,000	15,190,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,000,000
Michigan 1.6%
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.11%*, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.11%*, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.11%**, 11/15/2047	10,110,000	10,110,000
		25,860,000
Minnesota 1.5%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.09%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 2.2%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.16%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,115,000	9,115,000
Mississippi, State Business Finance Commission, Chevron U.S.A., Inc., Series A, 0.05%*, 12/1/2030, GTY: Chevron Corp.	19,800,000	19,800,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series B, 0.08%*, 12/1/2030, GTY: Chevron Corp.	6,780,000	6,780,000
		35,695,000
Nevada 1.2%
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.09%*, 12/15/2015, LIQ: Branch Banking & Trust	18,570,000	18,570,000
New Jersey 2.0%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.1%*, 7/3/2017, LOC: Barclays Bank PLC	32,000,000	32,000,000
New York 8.9%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.13%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.13%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 144A, 0.3%*, 5/1/2048, LOC: Bank of China	17,850,000	17,850,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.07%*, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, State Power Authority:
Series 1, TECP, 0.08%, 11/5/2014	3,550,000	3,550,000
0.09%*, Mandatory Put 3/2/2015 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	9,440,000	9,440,000
0.09%*, Mandatory Put 3/2/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	37,025,000	37,025,000
New York, State Thruway Authority Revenue, Series G, 144A, Prerefunded 7/1/2015 @ 100, 5.25%, 1/1/2027, INS: AGMC	12,500,000	12,926,486
New York City, NY, Trust for Cultural Resources Revenue, Series 2014-B2, 144A, 0.06%**, Mandatory Put 6/5/2015 @ 100, 4/1/2044	4,000,000	4,000,000
New York City, NY, Trust for Cultural Resources, American Museum of Natural History, Series B1, 144A, 0.06%**, Mandatory Put 3/2/2015 @ 100, 4/1/2044	11,525,000	11,525,000
New York, NY, General Obligation, Series B2, 0.07%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.06%*, 6/1/2021, LIQ: Citibank NA	2,580,000	2,580,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B, 0.04%*, 1/1/2032, LOC: State Street Bank & Trust Co.	11,605,000	11,605,000
		142,601,486
North Carolina 1.2%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.15%*, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.15%*, 6/1/2024, LIQ: Branch Banking & Trust	14,675,000	14,675,000
		20,000,000
Ohio 2.4%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.05%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.14%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.07%*, 9/1/2036, SPA: State Street Bank & Trust Co.	5,040,000	5,040,000
		38,290,000
Oregon 2.2%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/15/2015	35,000,000	35,406,638
Other Territories 6.8%
BB&T Municipal Trust, Series 5000, 144A, 0.15%*, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	3,560,000	3,560,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.14%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.09%*, 4/15/2049, LIQ: Federal Home Loan Bank	13,575,000	13,575,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.06%*, 10/15/2029, LIQ: Freddie Mac	16,175,000	16,175,000
"A", Series M024, AMT, 0.08%*, 7/15/2050, LIQ: Freddie Mac	15,345,000	15,345,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.14%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		109,955,000
Pennsylvania 2.5%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.06%*, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.1%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		40,700,000
Puerto Rico 3.6%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.25%*, 9/1/2015, LOC: Royal Bank of Canada	58,315,000	58,315,000
Tennessee 5.3%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.21%*, 5/1/2016, LOC: BNP Paribas	68,060,000	68,060,000
		85,060,000
Texas 13.0%
Garland, TX, TECP, 0.09%, 3/3/2015	10,000,000	10,000,000
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, 0.06%*, 6/1/2020	7,500,000	7,500,000
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.06%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.06%*, 9/1/2041, LOC: Bank of America NA	52,510,000	52,510,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.09%*, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.08%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	15,650,000	15,650,000
Texas, Tax and Revenue Anticipation Notes, 144A, 1.5%, 8/31/2015	50,000,000	50,570,008
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.2%*, Mandatory Put 6/18/2015 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
		209,495,008
Utah 4.2%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.1%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,645,000	5,645,000
"I", Series D-2, 144A, AMT, 0.1%*, 1/1/2033, SPA: Bank of New York Mellon	4,000,000	4,000,000
"I", Series E-1, 144A, AMT, 0.1%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	4,025,000	4,025,000
"I", Series F-1, 144A, AMT, 0.1%*, 7/1/2033, SPA: JPMorgan Chase Bank NA	6,020,000	6,020,000
"I", Series E-2, 144A, AMT, 0.1%*, 1/1/2034, SPA: JPMorgan Chase Bank NA	4,065,000	4,065,000
"1", Series C, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,390,000	5,390,000
"I", Series B-2, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,425,000	5,425,000
"I", Series E-2, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	7,385,000	7,385,000
"I", Series F, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,380,000	4,380,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.1%*, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,995,000	4,995,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 144A, 0.11%**, 5/15/2049	8,600,000	8,600,000
Series C, 144A, 0.11%**, 5/15/2049	8,000,000	8,000,000
		67,930,000
Virginia 1.6%
Federal Home Loan Mortgage Corp., Multi Family Variable Rate Certificates, "A", Series M031, 0.06%**, 12/15/2045, LIQ: Freddie Mac	10,500,000	10,500,000
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.15%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
		25,500,000
Wisconsin 1.1%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.11%**, 11/15/2043	18,285,000	18,285,000
Wyoming 0.6%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.05%*, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,601,454,188)†	99.6	1,601,454,188
Other Assets and Liabilities, Net	0.4	5,729,601
Net Assets	100.0	1,607,183,789

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2014.

† The cost for federal income tax purposes was $1,601,454,188.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,601,454,188	$—	$1,601,454,188
Total	$—	$1,601,454,188	$—	$1,601,454,188

There have been no transfers between fair value measurement levels during the period ended October 31, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2014 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,601,454,188
Cash	379,101
Receivable for investments sold	3,900,000
Receivable for Fund shares sold	320,353
Interest receivable	1,763,604
Due from Advisor	2,334
Other assets	68,502
Total assets	1,607,888,082
Liabilities
Payable for Fund shares redeemed	463,725
Distributions payable	6,248
Accrued management fee	17,339
Accrued Trustees' fees	13,914
Other accrued expenses and payables	203,067
Total liabilities	704,293
Net assets, at value	$1,607,183,789
Net Assets Consist of
Undistributed net investment income	127,628
Accumulated net realized gain (loss)	299,529
Paid-in capital	1,606,756,632
Net assets, at value	$1,607,183,789

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2014 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Deutsche Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($986,972,780 ÷ 986,567,717 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($193,581,843 ÷ 193,502,422 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($87,009,301 ÷ 86,973,527 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($44,739,110 ÷ 44,720,749 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($33,150,135 ÷ 33,136,510 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($261,730,620 ÷ 261,623,204 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2014 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$974,905
Expenses: Management fee	592,105
Administration fee	865,901
Services to shareholders	431,963
Distribution and service fees	694,003
Custodian fee	12,852
Professional fees	68,981
Reports to shareholders	75,150
Registration fees	68,777
Trustees' fees and expenses	31,406
Other	51,595
Total expenses before expense reductions	2,892,733
Expense reductions	(2,003,930)
Total expenses after expense reductions	888,803
Net investment income	86,102
Net realized gain (loss) from investments	210,886
Net increase (decrease) in net assets resulting from operations	$296,988

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations: Net investment income	$86,102	$194,536
Net realized gain (loss)	210,886	265,795
Net increase in net assets resulting from operations	296,988	460,331
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(65)	(1,029)
Davidson Cash Equivalent Shares	(1,216)	(10,123)
Deutsche Tax-Exempt Cash Institutional Shares	(52,096)	(149,743)
Deutsche Tax-Exempt Money Fund	(9,951)	(32,614)
Deutsche Tax-Free Money Fund Class S	(4,242)	(13,619)
Service Shares	(2,483)	(7,577)
Tax-Exempt Cash Managed Shares	(2,359)	(17,870)
Tax-Free Investment Class	(13,708)	(46,966)
Net realized gain: Capital Assets Funds Shares	—	(661)
Davidson Cash Equivalent Shares	—	(6,124)
Deutsche Tax-Exempt Cash Institutional Shares	—	(97,598)
Deutsche Tax-Exempt Money Fund	—	(19,703)
Deutsche Tax-Free Money Fund Class S	—	(8,598)
Service Shares	—	(4,985)
Tax-Exempt Cash Managed Shares	—	(11,262)
Tax-Free Investment Class	—	(28,221)
Total distributions	(86,120)	(456,693)
Fund share transactions: Proceeds from shares sold	1,669,263,137	3,597,601,782
Reinvestment of distributions	44,539	261,601
Cost of shares redeemed	(1,865,161,630)	(3,659,342,320)
Net increase (decrease) in net assets from Fund share transactions	(195,853,954)	(61,478,937)
Increase (decrease) in net assets	(195,643,086)	(61,475,299)
Net assets at beginning of period	1,802,826,875	1,864,302,174
Net assets at end of period (including undistributed net investment income of $127,628 and $127,646, respectively)	$1,607,183,789	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Deutsche Tax-Exempt Money Fund
	Six Months Ended 10/31/14 (Unaudited)		Years Ended April 30,
			2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.001	.002
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000 ***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.001	.002
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)	(.002)
Net realized gains	—		(.000	)***	(.000	)***	—		—	(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)	(.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.01	a**	.02	a	.03	a	.03	a	.14	.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	194		212		242		313		366	428
Ratio of expenses before expense reductions (%)	.24	*	.23		.23		.22		.22	.24
Ratio of expenses after expense reductions (%)	.10	*	.13		.19		.21		.22	.24
Ratio of net investment income (%)	.01	*	.01		.01		.02		.14	.22
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date.

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares (formerly DWS Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund (formerly DWS Tax-Exempt Money Fund), Deutsche Tax-Free Money Fund Class S (formerly DWS Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Money Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Exempt Money Fund shares.

Accordingly, for the six months ended October 31, 2014, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $592,105, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2014
Tax-Exempt Portfolio	$865,901	$329,030	$74,888

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2014, the amounts charged to the Fund by DSC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2014
Capital Assets Funds Shares	$1,641	$1,510	$—
Davidson Cash Equivalent Shares	18,241	16,644	—
Deutsche Tax-Exempt Cash Institutional Shares	72,955	72,955	—
Deutsche Tax-Exempt Money Fund	34,274	34,274	—
Deutsche Tax-Free Money Fund Class S	25,606	25,606	—
Service Shares	61,939	61,384	555
Tax-Exempt Cash Managed Shares	16,122	14,569	—
Tax-Free Investment Class	162,269	161,317	—
	$393,047	$388,259	$555

For the six months ended October 31, 2014, the Advisor reimbursed the Fund $533 of sub-recordkeeping fees, $129 for Deutsche Tax-Free Money Fund Class S and $404 for Deutsche Tax Exempt Money Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2014, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$2,148	$2,148	.00%	.33%
Davidson Cash Equivalent Shares	36,482	36,482	.00%	.30%
Service Shares	149,032	149,032	.00%	.60%
Tax-Free Investment Class	342,906	342,906	.00%	.25%
	$530,568	$530,568

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2014, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$1,627	$1,627	.00%	.25%
Davidson Cash Equivalent Shares	30,402	30,402	.00%	.25%
Tax-Exempt Cash Managed Shares	35,392	35,392	.00%	.15%
Tax-Free Investment Class	96,014	96,014	.00%	.07%
	$163,435	$163,435

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2014
Tax-Exempt Portfolio	$45,706	$18,197

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2014, three shareholder accounts held approximately 28%, 26% and 19% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2014		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	710,034	$710,034	26,205,364	$26,205,364
Davidson Cash Equivalent Shares**	14,110,022	14,110,022	170,954,338	170,954,338
Deutsche Tax-Exempt Cash Institutional Shares	1,325,534,703	1,325,534,703	2,312,875,707	2,312,875,707
Deutsche Tax-Exempt Money Fund	44,227,175	44,227,175	223,893,131	223,893,131
Deutsche Tax-Free Money Fund Class S	12,633,574	12,633,574	45,072,485	45,072,485
Service Shares	49,683,373	49,683,373	114,181,684	114,181,684
Tax-Exempt Cash Managed Shares	70,192,137	70,192,137	334,227,547	334,227,547
Tax-Free Investment Class	152,172,119	152,172,119	370,158,099	370,158,099
Account Maintenance Fees	—	—	—	33,427
		$1,669,263,137		$3,597,601,782
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	49	$49	1,690	$1,690
Davidson Cash Equivalent Shares**	1,111	1,111	16,011	16,011
Deutsche Tax-Exempt Cash Institutional Shares	13,314	13,314	82,435	82,435
Deutsche Tax-Exempt Money Fund	9,897	9,897	51,299	51,299
Deutsche Tax-Free Money Fund Class S	4,089	4,089	23,098	23,098
Service Shares	2,496	2,496	12,559	12,559
Tax-Exempt Cash Managed Shares	7	7	18	18
Tax-Free Investment Class	13,576	13,576	74,491	74,491
		$44,539		$261,601
Shares redeemed
Capital Assets Funds Shares*	(7,241,718)	$(7,241,718)	(29,732,300)	$(29,732,300)
Davidson Cash Equivalent Shares**	(77,967,591)	(77,967,591)	(177,491,875)	(177,491,875)
Deutsche Tax-Exempt Cash Institutional Shares	(1,332,013,205)	(1,332,013,205)	(2,290,162,893)	(2,290,162,893)
Deutsche Tax-Exempt Money Fund	(63,168,325)	(63,168,325)	(253,450,226)	(253,450,226)
Deutsche Tax-Free Money Fund Class S	(15,071,979)	(15,071,979)	(55,566,665)	(55,566,665)
Service Shares	(56,605,478)	(56,605,478)	(107,448,656)	(107,448,656)
Tax-Exempt Cash Managed Shares	(139,720,400)	(139,720,400)	(346,623,661)	(346,623,661)
Tax-Free Investment Class	(173,372,934)	(173,372,934)	(398,866,044)	(398,866,044)
		$(1,865,161,630)		$(3,659,342,320)
Net increase (decrease)
Capital Assets Funds Shares*	(6,531,635)	$(6,531,635)	(3,525,246)	$(3,525,246)
Davidson Cash Equivalent Shares**	(63,856,458)	(63,856,458)	(6,521,526)	(6,521,526)
Deutsche Tax-Exempt Cash Institutional Shares	(6,465,188)	(6,465,188)	22,795,249	22,795,249
Deutsche Tax-Exempt Money Fund	(18,931,253)	(18,931,253)	(29,505,796)	(29,505,796)
Deutsche Tax-Free Money Fund Class S	(2,434,316)	(2,434,316)	(10,471,082)	(10,471,082)
Service Shares	(6,919,609)	(6,919,609)	6,745,587	6,745,587
Tax-Exempt Cash Managed Shares	(69,528,256)	(69,528,256)	(12,396,096)	(12,396,096)
Tax-Free Investment Class	(21,187,239)	(21,187,239)	(28,633,454)	(28,633,454)
Account Maintenance Fees	—	—	—	33,427
		$(195,853,954)		$(61,478,937)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The fund is required to comply with money market reforms by the specific compliance dates. As a result, the fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2014 to October 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2014 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Money Fund
Beginning Account Value 5/1/14	$1,000.00
Ending Account Value 10/31/14	$1,000.05
Expenses Paid per $1,000*	$.50
Hypothetical 5% Fund Return
Beginning Account Value 5/1/14	$1,000.00
Ending Account Value 10/31/14	$1,024.70
Expenses Paid per $1,000*	$.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Deutsche Tax-Exempt Money Fund	.10%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Tax-Exempt Cash Managed Shares (1st quartile), Tax Free Investment Class shares (1st quartile), Service Shares (1st quartile), Deutsche Tax-Exempt Cash Institutional Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (1st quartile) and Deutsche Tax-Free Money Fund Class S shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DTEMF-3
IR-033438-2 12/14

October 31, 2014

Semiannual Report

to Shareholders

Tax-Free Investment Class

Tax-Exempt Portfolio

Contents
3 Portfolio Summary
4 Investment Portfolio
13 Statement of Assets and Liabilities
15 Statement of Operations
16 Statement of Changes in Net Assets
18 Financial Highlights
19 Notes to Financial Statements
28 Information About Your Fund's Expenses
30 Other Information
31 Advisory Agreement Board Considerations and Fee Evaluation
36 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2014 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
Alaska 4.8%
Anchorage, AK:
Series A-1, TECP, 0.09%, 11/6/2014	25,000,000	25,000,000
Series A-1, TECP, 0.1%, 11/6/2014	37,500,000	37,500,000
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project, Series C, 0.08%*, 12/1/2033	13,760,000	13,760,000
		76,260,000
Arizona 0.3%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.07%*, 10/1/2026, LOC: Bank of America NA	5,100,000	5,100,000
California 8.4%
California, Metropolitan Water District of Southern California, Series A-2, 0.06%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	15,250,000	15,250,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.2%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.15%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.13%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
Los Angeles County, CA, Capital Asset Lease Revenue, Series C, TECP, 0.07%, 11/14/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 1.5%, 6/25/2015	43,000,000	43,385,624
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	32,000,000	32,396,617
		134,832,241
Colorado 0.5%
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.07%*, 1/1/2018, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	8,550,000	8,550,000
Florida 3.0%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.05%*, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.07%*, 8/15/2041, LOC: SunTrust Bank	5,235,000	5,235,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.07%*, 10/1/2027, LOC: Northern Trust Co.	18,100,000	18,100,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.06%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		48,475,000
Georgia 1.5%
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co., 144A, 0.12%*, 7/1/2049	7,200,000	7,200,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.04%*, 1/1/2036, LOC: JPMorgan Chase Bank NA	16,130,000	16,130,000
		23,330,000
Idaho 1.9%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2015	30,000,000	30,373,815
Illinois 10.8%
Chicago, IL, Waterworks Revenue:
Series 2000-1, 0.07%*, 11/1/2030, LOC: JPMorgan Chase Bank NA	12,000,000	12,000,000
Series 2000-2, 0.07%*, 11/1/2030, LOC: JPMorgan Chase Bank NA	12,000,000	12,000,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.09%*, 1/1/2016, LIQ: Branch Banking & Trust	14,200,000	14,200,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16%*, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues:
TECP, 0.07%, 12/1/2014	30,000,000	30,000,000
TECP, 0.09%, 3/2/2015	28,000,000	28,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.06%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.06%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University:
Series C, 0.03%*, 12/1/2034	9,000,000	9,000,000
Series D, 144A, 0.03%*, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.05%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
University of Illinois, Health Services Facilities Systems, Series B, 0.05%*, 10/1/2026, LOC: Wells Fargo Bank NA	8,500,000	8,500,000
		173,700,000
Indiana 0.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.12%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	6,300,000	6,300,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.07%*, 1/1/2031, LOC: Northern Trust Co.	6,755,000	6,755,000
Kansas 0.5%
Kansas, State Department of Transportation Highway Revenue, Series B-1, 144A, 0.092%**, 9/1/2015	7,400,000	7,400,000
Kentucky 3.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.2%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.2%**, 2/1/2046	22,000,000	22,000,000
Series B-3, 0.2%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.06%*, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000
		57,860,000
Maryland 1.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.06%*, 1/1/2029, LOC: Bank of America NA	15,190,000	15,190,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,000,000
Michigan 1.6%
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.11%*, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.11%*, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.11%**, 11/15/2047	10,110,000	10,110,000
		25,860,000
Minnesota 1.5%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.09%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 2.2%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.16%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,115,000	9,115,000
Mississippi, State Business Finance Commission, Chevron U.S.A., Inc., Series A, 0.05%*, 12/1/2030, GTY: Chevron Corp.	19,800,000	19,800,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series B, 0.08%*, 12/1/2030, GTY: Chevron Corp.	6,780,000	6,780,000
		35,695,000
Nevada 1.2%
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.09%*, 12/15/2015, LIQ: Branch Banking & Trust	18,570,000	18,570,000
New Jersey 2.0%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.1%*, 7/3/2017, LOC: Barclays Bank PLC	32,000,000	32,000,000
New York 8.9%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.13%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.13%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 144A, 0.3%*, 5/1/2048, LOC: Bank of China	17,850,000	17,850,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.07%*, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, State Power Authority:
Series 1, TECP, 0.08%, 11/5/2014	3,550,000	3,550,000
0.09%*, Mandatory Put 3/2/2015 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	9,440,000	9,440,000
0.09%*, Mandatory Put 3/2/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	37,025,000	37,025,000
New York, State Thruway Authority Revenue, Series G, 144A, Prerefunded 7/1/2015 @ 100, 5.25%, 1/1/2027, INS: AGMC	12,500,000	12,926,486
New York City, NY, Trust for Cultural Resources Revenue, Series 2014-B2, 144A, 0.06%**, Mandatory Put 6/5/2015 @ 100, 4/1/2044	4,000,000	4,000,000
New York City, NY, Trust for Cultural Resources, American Museum of Natural History, Series B1, 144A, 0.06%**, Mandatory Put 3/2/2015 @ 100, 4/1/2044	11,525,000	11,525,000
New York, NY, General Obligation, Series B2, 0.07%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.06%*, 6/1/2021, LIQ: Citibank NA	2,580,000	2,580,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B, 0.04%*, 1/1/2032, LOC: State Street Bank & Trust Co.	11,605,000	11,605,000
		142,601,486
North Carolina 1.2%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.15%*, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.15%*, 6/1/2024, LIQ: Branch Banking & Trust	14,675,000	14,675,000
		20,000,000
Ohio 2.4%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.05%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.14%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.07%*, 9/1/2036, SPA: State Street Bank & Trust Co.	5,040,000	5,040,000
		38,290,000
Oregon 2.2%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/15/2015	35,000,000	35,406,638
Other Territories 6.8%
BB&T Municipal Trust, Series 5000, 144A, 0.15%*, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	3,560,000	3,560,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.14%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.09%*, 4/15/2049, LIQ: Federal Home Loan Bank	13,575,000	13,575,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.06%*, 10/15/2029, LIQ: Freddie Mac	16,175,000	16,175,000
"A", Series M024, AMT, 0.08%*, 7/15/2050, LIQ: Freddie Mac	15,345,000	15,345,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.14%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		109,955,000
Pennsylvania 2.5%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.06%*, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.1%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		40,700,000
Puerto Rico 3.6%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.25%*, 9/1/2015, LOC: Royal Bank of Canada	58,315,000	58,315,000
Tennessee 5.3%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.21%*, 5/1/2016, LOC: BNP Paribas	68,060,000	68,060,000
		85,060,000
Texas 13.0%
Garland, TX, TECP, 0.09%, 3/3/2015	10,000,000	10,000,000
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, 0.06%*, 6/1/2020	7,500,000	7,500,000
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.06%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.06%*, 9/1/2041, LOC: Bank of America NA	52,510,000	52,510,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.09%*, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.08%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	15,650,000	15,650,000
Texas, Tax and Revenue Anticipation Notes, 144A, 1.5%, 8/31/2015	50,000,000	50,570,008
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.2%*, Mandatory Put 6/18/2015 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
		209,495,008
Utah 4.2%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.1%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,645,000	5,645,000
"I", Series D-2, 144A, AMT, 0.1%*, 1/1/2033, SPA: Bank of New York Mellon	4,000,000	4,000,000
"I", Series E-1, 144A, AMT, 0.1%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	4,025,000	4,025,000
"I", Series F-1, 144A, AMT, 0.1%*, 7/1/2033, SPA: JPMorgan Chase Bank NA	6,020,000	6,020,000
"I", Series E-2, 144A, AMT, 0.1%*, 1/1/2034, SPA: JPMorgan Chase Bank NA	4,065,000	4,065,000
"1", Series C, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,390,000	5,390,000
"I", Series B-2, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,425,000	5,425,000
"I", Series E-2, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	7,385,000	7,385,000
"I", Series F, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,380,000	4,380,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.1%*, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,995,000	4,995,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 144A, 0.11%**, 5/15/2049	8,600,000	8,600,000
Series C, 144A, 0.11%**, 5/15/2049	8,000,000	8,000,000
		67,930,000
Virginia 1.6%
Federal Home Loan Mortgage Corp., Multi Family Variable Rate Certificates, "A", Series M031, 0.06%**, 12/15/2045, LIQ: Freddie Mac	10,500,000	10,500,000
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.15%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
		25,500,000
Wisconsin 1.1%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.11%**, 11/15/2043	18,285,000	18,285,000
Wyoming 0.6%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.05%*, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,601,454,188)†	99.6	1,601,454,188
Other Assets and Liabilities, Net	0.4	5,729,601
Net Assets	100.0	1,607,183,789

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2014.

† The cost for federal income tax purposes was $1,601,454,188.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,601,454,188	$—	$1,601,454,188
Total	$—	$1,601,454,188	$—	$1,601,454,188

There have been no transfers between fair value measurement levels during the period ended October 31, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2014 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,601,454,188
Cash	379,101
Receivable for investments sold	3,900,000
Receivable for Fund shares sold	320,353
Interest receivable	1,763,604
Due from Advisor	2,334
Other assets	68,502
Total assets	1,607,888,082
Liabilities
Payable for Fund shares redeemed	463,725
Distributions payable	6,248
Accrued management fee	17,339
Accrued Trustees' fees	13,914
Other accrued expenses and payables	203,067
Total liabilities	704,293
Net assets, at value	$1,607,183,789
Net Assets Consist of
Undistributed net investment income	127,628
Accumulated net realized gain (loss)	299,529
Paid-in capital	1,606,756,632
Net assets, at value	$1,607,183,789

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2014 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Deutsche Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($986,972,780 ÷ 986,567,717 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($193,581,843 ÷ 193,502,422 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($87,009,301 ÷ 86,973,527 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($44,739,110 ÷ 44,720,749 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($33,150,135 ÷ 33,136,510 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($261,730,620 ÷ 261,623,204 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2014 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$974,905
Expenses: Management fee	592,105
Administration fee	865,901
Services to shareholders	431,963
Distribution and service fees	694,003
Custodian fee	12,852
Professional fees	68,981
Reports to shareholders	75,150
Registration fees	68,777
Trustees' fees and expenses	31,406
Other	51,595
Total expenses before expense reductions	2,892,733
Expense reductions	(2,003,930)
Total expenses after expense reductions	888,803
Net investment income	86,102
Net realized gain (loss) from investments	210,886
Net increase (decrease) in net assets resulting from operations	$296,988

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations: Net investment income	$86,102	$194,536
Net realized gain (loss)	210,886	265,795
Net increase in net assets resulting from operations	296,988	460,331
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(65)	(1,029)
Davidson Cash Equivalent Shares	(1,216)	(10,123)
Deutsche Tax-Exempt Cash Institutional Shares	(52,096)	(149,743)
Deutsche Tax-Exempt Money Fund	(9,951)	(32,614)
Deutsche Tax-Free Money Fund Class S	(4,242)	(13,619)
Service Shares	(2,483)	(7,577)
Tax-Exempt Cash Managed Shares	(2,359)	(17,870)
Tax-Free Investment Class	(13,708)	(46,966)
Net realized gain: Capital Assets Funds Shares	—	(661)
Davidson Cash Equivalent Shares	—	(6,124)
Deutsche Tax-Exempt Cash Institutional Shares	—	(97,598)
Deutsche Tax-Exempt Money Fund	—	(19,703)
Deutsche Tax-Free Money Fund Class S	—	(8,598)
Service Shares	—	(4,985)
Tax-Exempt Cash Managed Shares	—	(11,262)
Tax-Free Investment Class	—	(28,221)
Total distributions	(86,120)	(456,693)
Fund share transactions: Proceeds from shares sold	1,669,263,137	3,597,601,782
Reinvestment of distributions	44,539	261,601
Cost of shares redeemed	(1,865,161,630)	(3,659,342,320)
Net increase (decrease) in net assets from Fund share transactions	(195,853,954)	(61,478,937)
Increase (decrease) in net assets	(195,643,086)	(61,475,299)
Net assets at beginning of period	1,802,826,875	1,864,302,174
Net assets at end of period (including undistributed net investment income of $127,628 and $127,646, respectively)	$1,607,183,789	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Tax-Free Investment Class
	Six Months Ended 10/31/14 (Unaudited)		Years Ended April 30,
			2014		2013		2012		2011		2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.000	***	.000	***
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net realized gains	—		(.000	)***	(.000	)***	—		—		—
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01	**	.02		.03		.02		.01		.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	262		283		312		314		383		407
Ratio of expenses before expense reductions (%)	.65	*	.64		.63		.62		.61		.62
Ratio of expenses after expense reductions (%)	.10	*	.13		.19		.22		.35		.45
Ratio of net investment income (%)	.01	*	.01		.01		.01		.01		.02
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date.

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares (formerly DWS Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund (formerly DWS Tax-Exempt Money Fund), Deutsche Tax-Free Money Fund Class S (formerly DWS Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class shares.

Accordingly, for the six months ended October 31, 2014, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $592,105, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2014
Tax-Exempt Portfolio	$865,901	$329,030	$74,888

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2014, the amounts charged to the Fund by DSC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2014
Capital Assets Funds Shares	$1,641	$1,510	$—
Davidson Cash Equivalent Shares	18,241	16,644	—
Deutsche Tax-Exempt Cash Institutional Shares	72,955	72,955	—
Deutsche Tax-Exempt Money Fund	34,274	34,274	—
Deutsche Tax-Free Money Fund Class S	25,606	25,606	—
Service Shares	61,939	61,384	555
Tax-Exempt Cash Managed Shares	16,122	14,569	—
Tax-Free Investment Class	162,269	161,317	—
	$393,047	$388,259	$555

For the six months ended October 31, 2014, the Advisor reimbursed the Fund $533 of sub-recordkeeping fees, $129 for Deutsche Tax-Free Money Fund Class S and $404 for Deutsche Tax Exempt Money Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2014, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$2,148	$2,148	.00%	.33%
Davidson Cash Equivalent Shares	36,482	36,482	.00%	.30%
Service Shares	149,032	149,032	.00%	.60%
Tax-Free Investment Class	342,906	342,906	.00%	.25%
	$530,568	$530,568

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2014, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$1,627	$1,627	.00%	.25%
Davidson Cash Equivalent Shares	30,402	30,402	.00%	.25%
Tax-Exempt Cash Managed Shares	35,392	35,392	.00%	.15%
Tax-Free Investment Class	96,014	96,014	.00%	.07%
	$163,435	$163,435

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2014
Tax-Exempt Portfolio	$45,706	$18,197

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2014, three shareholder accounts held approximately 28%, 26% and 19% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2014		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	710,034	$710,034	26,205,364	$26,205,364
Davidson Cash Equivalent Shares**	14,110,022	14,110,022	170,954,338	170,954,338
Deutsche Tax-Exempt Cash Institutional Shares	1,325,534,703	1,325,534,703	2,312,875,707	2,312,875,707
Deutsche Tax-Exempt Money Fund	44,227,175	44,227,175	223,893,131	223,893,131
Deutsche Tax-Free Money Fund Class S	12,633,574	12,633,574	45,072,485	45,072,485
Service Shares	49,683,373	49,683,373	114,181,684	114,181,684
Tax-Exempt Cash Managed Shares	70,192,137	70,192,137	334,227,547	334,227,547
Tax-Free Investment Class	152,172,119	152,172,119	370,158,099	370,158,099
Account Maintenance Fees	—	—	—	33,427
		$1,669,263,137		$3,597,601,782
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	49	$49	1,690	$1,690
Davidson Cash Equivalent Shares**	1,111	1,111	16,011	16,011
Deutsche Tax-Exempt Cash Institutional Shares	13,314	13,314	82,435	82,435
Deutsche Tax-Exempt Money Fund	9,897	9,897	51,299	51,299
Deutsche Tax-Free Money Fund Class S	4,089	4,089	23,098	23,098
Service Shares	2,496	2,496	12,559	12,559
Tax-Exempt Cash Managed Shares	7	7	18	18
Tax-Free Investment Class	13,576	13,576	74,491	74,491
		$44,539		$261,601
Shares redeemed
Capital Assets Funds Shares*	(7,241,718)	$(7,241,718)	(29,732,300)	$(29,732,300)
Davidson Cash Equivalent Shares**	(77,967,591)	(77,967,591)	(177,491,875)	(177,491,875)
Deutsche Tax-Exempt Cash Institutional Shares	(1,332,013,205)	(1,332,013,205)	(2,290,162,893)	(2,290,162,893)
Deutsche Tax-Exempt Money Fund	(63,168,325)	(63,168,325)	(253,450,226)	(253,450,226)
Deutsche Tax-Free Money Fund Class S	(15,071,979)	(15,071,979)	(55,566,665)	(55,566,665)
Service Shares	(56,605,478)	(56,605,478)	(107,448,656)	(107,448,656)
Tax-Exempt Cash Managed Shares	(139,720,400)	(139,720,400)	(346,623,661)	(346,623,661)
Tax-Free Investment Class	(173,372,934)	(173,372,934)	(398,866,044)	(398,866,044)
		$(1,865,161,630)		$(3,659,342,320)
Net increase (decrease)
Capital Assets Funds Shares*	(6,531,635)	$(6,531,635)	(3,525,246)	$(3,525,246)
Davidson Cash Equivalent Shares**	(63,856,458)	(63,856,458)	(6,521,526)	(6,521,526)
Deutsche Tax-Exempt Cash Institutional Shares	(6,465,188)	(6,465,188)	22,795,249	22,795,249
Deutsche Tax-Exempt Money Fund	(18,931,253)	(18,931,253)	(29,505,796)	(29,505,796)
Deutsche Tax-Free Money Fund Class S	(2,434,316)	(2,434,316)	(10,471,082)	(10,471,082)
Service Shares	(6,919,609)	(6,919,609)	6,745,587	6,745,587
Tax-Exempt Cash Managed Shares	(69,528,256)	(69,528,256)	(12,396,096)	(12,396,096)
Tax-Free Investment Class	(21,187,239)	(21,187,239)	(28,633,454)	(28,633,454)
Account Maintenance Fees	—	—	—	33,427
		$(195,853,954)		$(61,478,937)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The fund is required to comply with money market reforms by the specific compliance dates. As a result, the fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2014 to October 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2014 (Unaudited)
Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 5/1/14	$1,000.00
Ending Account Value 10/31/14	$1,000.05
Expenses Paid per $1,000*	$.50
Hypothetical 5% Fund Return
Beginning Account Value 5/1/14	$1,000.00
Ending Account Value 10/31/14	$1,024.70
Expenses Paid per $1,000*	$.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Tax-Free Investment Class	.10%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Tax-Exempt Cash Managed Shares (1st quartile), Tax Free Investment Class shares (1st quartile), Service Shares (1st quartile), Deutsche Tax-Exempt Cash Institutional Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (1st quartile) and Deutsche Tax-Free Money Fund Class S shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

DeAWM Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

PRESORTED
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CATTEP-3
IR-033440-2 12/14

October 31, 2014

Semiannual Report

to Shareholders

Tax-Exempt Portfolio

Deutsche Tax-Free Money Fund Class S

(formerly DWS Tax-Free Money Fund Class S)

Contents
3 Portfolio Summary
4 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
19 Financial Highlights
20 Notes to Financial Statements
29 Information About Your Fund's Expenses
31 Other Information
32 Advisory Agreement Board Considerations and Fee Evaluation
37 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Investment Portfolio as of October 31, 2014 (Unaudited)

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
Alaska 4.8%
Anchorage, AK:
Series A-1, TECP, 0.09%, 11/6/2014	25,000,000	25,000,000
Series A-1, TECP, 0.1%, 11/6/2014	37,500,000	37,500,000
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project, Series C, 0.08%*, 12/1/2033	13,760,000	13,760,000
		76,260,000
Arizona 0.3%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.07%*, 10/1/2026, LOC: Bank of America NA	5,100,000	5,100,000
California 8.4%
California, Metropolitan Water District of Southern California, Series A-2, 0.06%**, Mandatory Put 2/9/2015 @ 100, 7/1/2030	15,250,000	15,250,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.2%*, 6/1/2041, LIQ: Morgan Stanley Bank	5,000,000	5,000,000
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.15%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.13%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
Los Angeles County, CA, Capital Asset Lease Revenue, Series C, TECP, 0.07%, 11/14/2014, LOC: Wells Fargo Bank NA	10,000,000	10,000,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 1.5%, 6/25/2015	43,000,000	43,385,624
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	32,000,000	32,396,617
		134,832,241
Colorado 0.5%
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.07%*, 1/1/2018, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	8,550,000	8,550,000
Florida 3.0%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.05%*, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.07%*, 8/15/2041, LOC: SunTrust Bank	5,235,000	5,235,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.07%*, 10/1/2027, LOC: Northern Trust Co.	18,100,000	18,100,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.06%*, 10/15/2042, LOC: Federal Home Loan Bank	6,140,000	6,140,000
		48,475,000
Georgia 1.5%
Monroe County, GA, Development Authority Pollution Control Revenue, Georgia Power Co., 144A, 0.12%*, 7/1/2049	7,200,000	7,200,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.04%*, 1/1/2036, LOC: JPMorgan Chase Bank NA	16,130,000	16,130,000
		23,330,000
Idaho 1.9%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2015	30,000,000	30,373,815
Illinois 10.8%
Chicago, IL, Waterworks Revenue:
Series 2000-1, 0.07%*, 11/1/2030, LOC: JPMorgan Chase Bank NA	12,000,000	12,000,000
Series 2000-2, 0.07%*, 11/1/2030, LOC: JPMorgan Chase Bank NA	12,000,000	12,000,000
Illinois, BB&T Municipal Trust, Series 2008-43, 144A, 0.09%*, 1/1/2016, LIQ: Branch Banking & Trust	14,200,000	14,200,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.16%*, Mandatory Put 3/12/2015 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, Educational Facilities Authority Revenues:
TECP, 0.07%, 12/1/2014	30,000,000	30,000,000
TECP, 0.09%, 3/2/2015	28,000,000	28,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.06%*, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.06%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University:
Series C, 0.03%*, 12/1/2034	9,000,000	9,000,000
Series D, 144A, 0.03%*, 12/1/2046	13,000,000	13,000,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.05%*, 7/1/2030, LOC: Northern Trust Co.	20,000,000	20,000,000
University of Illinois, Health Services Facilities Systems, Series B, 0.05%*, 10/1/2026, LOC: Wells Fargo Bank NA	8,500,000	8,500,000
		173,700,000
Indiana 0.4%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.12%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	6,300,000	6,300,000
Iowa 0.4%
Iowa, State Finance Authority, Wellness Facilities Revenue, Community Marshalltown Project, 0.07%*, 1/1/2031, LOC: Northern Trust Co.	6,755,000	6,755,000
Kansas 0.5%
Kansas, State Department of Transportation Highway Revenue, Series B-1, 144A, 0.092%**, 9/1/2015	7,400,000	7,400,000
Kentucky 3.6%
Kentucky, State Economic Development Finance Authority, Catholic Health Initiatives:
Series B, 0.2%**, 2/1/2046	10,680,000	10,680,000
Series B-2, 0.2%**, 2/1/2046	22,000,000	22,000,000
Series B-3, 0.2%**, 2/1/2046	12,415,000	12,415,000
Kentucky, State Housing Corp., Housing Revenue, Series F, AMT, 0.06%*, 7/1/2029, SPA: PNC Bank NA	12,765,000	12,765,000
		57,860,000
Maryland 1.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Pooled Loan Program, Series D, 144A, 0.06%*, 1/1/2029, LOC: Bank of America NA	15,190,000	15,190,000
Massachusetts 0.6%
Massachusetts, State Consolidated Loan, Series C, 5.5%, 11/1/2014, INS: NATL	10,000,000	10,000,000
Michigan 1.6%
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group:
Series F-6, 0.11%*, 11/15/2047	8,650,000	8,650,000
Series F-8, 0.11%*, 11/15/2047	7,100,000	7,100,000
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.11%**, 11/15/2047	10,110,000	10,110,000
		25,860,000
Minnesota 1.5%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.09%*, 6/1/2020, LOC: JPMorgan Chase Bank NA	24,630,000	24,630,000
Mississippi 2.2%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.16%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,115,000	9,115,000
Mississippi, State Business Finance Commission, Chevron U.S.A., Inc., Series A, 0.05%*, 12/1/2030, GTY: Chevron Corp.	19,800,000	19,800,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series B, 0.08%*, 12/1/2030, GTY: Chevron Corp.	6,780,000	6,780,000
		35,695,000
Nevada 1.2%
Nevada, BB&T Municipal Trust, Series 6, 144A, 0.09%*, 12/15/2015, LIQ: Branch Banking & Trust	18,570,000	18,570,000
New Jersey 2.0%
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.1%*, 7/3/2017, LOC: Barclays Bank PLC	32,000,000	32,000,000
New York 8.9%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.13%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.13%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series A, 144A, 0.3%*, 5/1/2048, LOC: Bank of China	17,850,000	17,850,000
New York, State Housing Finance Agency, Rip Van Winkle House LLC, Series A, 144A, AMT, 0.07%*, 11/1/2034, LIQ: Freddie Mac	10,700,000	10,700,000
New York, State Power Authority:
Series 1, TECP, 0.08%, 11/5/2014	3,550,000	3,550,000
0.09%*, Mandatory Put 3/2/2015 @ 100, 3/1/2016, LIQ: Bank of Nova Scotia	9,440,000	9,440,000
0.09%*, Mandatory Put 3/2/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	37,025,000	37,025,000
New York, State Thruway Authority Revenue, Series G, 144A, Prerefunded 7/1/2015 @ 100, 5.25%, 1/1/2027, INS: AGMC	12,500,000	12,926,486
New York City, NY, Trust for Cultural Resources Revenue, Series 2014-B2, 144A, 0.06%**, Mandatory Put 6/5/2015 @ 100, 4/1/2044	4,000,000	4,000,000
New York City, NY, Trust for Cultural Resources, American Museum of Natural History, Series B1, 144A, 0.06%**, Mandatory Put 3/2/2015 @ 100, 4/1/2044	11,525,000	11,525,000
New York, NY, General Obligation, Series B2, 0.07%*, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,900,000	2,900,000
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.06%*, 6/1/2021, LIQ: Citibank NA	2,580,000	2,580,000
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B, 0.04%*, 1/1/2032, LOC: State Street Bank & Trust Co.	11,605,000	11,605,000
		142,601,486
North Carolina 1.2%
North Carolina, BB&T Municipal Trust:
Series 1008, 144A, 0.15%*, 3/1/2024, LIQ: Branch Banking & Trust	5,325,000	5,325,000
Series 1009, 144A, 0.15%*, 6/1/2024, LIQ: Branch Banking & Trust	14,675,000	14,675,000
		20,000,000
Ohio 2.4%
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.05%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.14%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.07%*, 9/1/2036, SPA: State Street Bank & Trust Co.	5,040,000	5,040,000
		38,290,000
Oregon 2.2%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/15/2015	35,000,000	35,406,638
Other Territories 6.8%
BB&T Municipal Trust, Series 5000, 144A, 0.15%*, 10/1/2028, LIQ: Rabobank International, LOC: Rabobank International	3,560,000	3,560,000
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.14%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Eagle Tax- Exempt Trust, 144A, AMT, 0.09%*, 4/15/2049, LIQ: Federal Home Loan Bank	13,575,000	13,575,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.06%*, 10/15/2029, LIQ: Freddie Mac	16,175,000	16,175,000
"A", Series M024, AMT, 0.08%*, 7/15/2050, LIQ: Freddie Mac	15,345,000	15,345,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.14%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		109,955,000
Pennsylvania 2.5%
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series D, 0.06%*, 12/1/2018, GTY: Kimberly-Clark Corp.	5,700,000	5,700,000
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.1%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
		40,700,000
Puerto Rico 3.6%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.25%*, 9/1/2015, LOC: Royal Bank of Canada	58,315,000	58,315,000
Tennessee 5.3%
Tennessee, Metropolitan Government Nashville & Davidson, Series A, TECP, 0.12%, 11/4/2014	17,000,000	17,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.21%*, 5/1/2016, LOC: BNP Paribas	68,060,000	68,060,000
		85,060,000
Texas 13.0%
Garland, TX, TECP, 0.09%, 3/3/2015	10,000,000	10,000,000
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, 0.06%*, 6/1/2020	7,500,000	7,500,000
Harris County, TX, Cultural Education Facility, Series 9C-1, TECP, 144A, 0.16%, 11/20/2014	25,000,000	25,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.06%*, 8/1/2015, SPA: Citibank NA	20,485,000	20,485,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.06%*, 9/1/2041, LOC: Bank of America NA	52,510,000	52,510,000
Texas, Lower Neches Valley Authority, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.09%*, Mandatory Put 8/15/2014 @ 100, 2/15/2017	11,660,000	11,660,000
Texas, State Veterans Housing Assistance Fund II, Series A, 144A, AMT, 0.08%*, 6/1/2034, SPA: Landesbank Hessen-Thuringen	15,650,000	15,650,000
Texas, Tax and Revenue Anticipation Notes, 144A, 1.5%, 8/31/2015	50,000,000	50,570,008
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.2%*, Mandatory Put 6/18/2015 @ 100, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
		209,495,008
Utah 4.2%
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series D-1, AMT, 0.1%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	5,645,000	5,645,000
"I", Series D-2, 144A, AMT, 0.1%*, 1/1/2033, SPA: Bank of New York Mellon	4,000,000	4,000,000
"I", Series E-1, 144A, AMT, 0.1%*, 1/1/2033, SPA: JPMorgan Chase Bank NA	4,025,000	4,025,000
"I", Series F-1, 144A, AMT, 0.1%*, 7/1/2033, SPA: JPMorgan Chase Bank NA	6,020,000	6,020,000
"I", Series E-2, 144A, AMT, 0.1%*, 1/1/2034, SPA: JPMorgan Chase Bank NA	4,065,000	4,065,000
"1", Series C, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,390,000	5,390,000
"I", Series B-2, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,425,000	5,425,000
"I", Series E-2, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	7,385,000	7,385,000
"I", Series F, 144A, AMT, 0.1%*, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,380,000	4,380,000
Utah, State Housing Finance Agency, Single Family Mortgage Revenue, Series B, AMT, 0.1%*, 7/1/2032, SPA: JPMorgan Chase Bank NA	4,995,000	4,995,000
Utah County, UT, Hospital Revenue, IHC Health Services, Inc.:
Series B, 144A, 0.11%**, 5/15/2049	8,600,000	8,600,000
Series C, 144A, 0.11%**, 5/15/2049	8,000,000	8,000,000
		67,930,000
Virginia 1.6%
Federal Home Loan Mortgage Corp., Multi Family Variable Rate Certificates, "A", Series M031, 0.06%**, 12/15/2045, LIQ: Freddie Mac	10,500,000	10,500,000
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.15%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
		25,500,000
Wisconsin 1.1%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senor Credit Group, Series B, 0.11%**, 11/15/2043	18,285,000	18,285,000
Wyoming 0.6%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.05%*, 12/1/2020, LOC: Bank of Nova Scotia	9,035,000	9,035,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,601,454,188)†	99.6	1,601,454,188
Other Assets and Liabilities, Net	0.4	5,729,601
Net Assets	100.0	1,607,183,789

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of October 31, 2014.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2014.

† The cost for federal income tax purposes was $1,601,454,188.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$1,601,454,188	$—	$1,601,454,188
Total	$—	$1,601,454,188	$—	$1,601,454,188

There have been no transfers between fair value measurement levels during the period ended October 31, 2014.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of October 31, 2014 (Unaudited)
Assets	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$1,601,454,188
Cash	379,101
Receivable for investments sold	3,900,000
Receivable for Fund shares sold	320,353
Interest receivable	1,763,604
Due from Advisor	2,334
Other assets	68,502
Total assets	1,607,888,082
Liabilities
Payable for Fund shares redeemed	463,725
Distributions payable	6,248
Accrued management fee	17,339
Accrued Trustees' fees	13,914
Other accrued expenses and payables	203,067
Total liabilities	704,293
Net assets, at value	$1,607,183,789
Net Assets Consist of
Undistributed net investment income	127,628
Accumulated net realized gain (loss)	299,529
Paid-in capital	1,606,756,632
Net assets, at value	$1,607,183,789

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of October 31, 2014 (Unaudited) (continued)
Net Asset Value	Tax-Exempt Portfolio
Deutsche Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($986,972,780 ÷ 986,567,717 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($193,581,843 ÷ 193,502,422 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($87,009,301 ÷ 86,973,527 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($44,739,110 ÷ 44,720,749 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($33,150,135 ÷ 33,136,510 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($261,730,620 ÷ 261,623,204 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended October 31, 2014 (Unaudited)
Investment Income	Tax-Exempt Portfolio
Income: Interest	$974,905
Expenses: Management fee	592,105
Administration fee	865,901
Services to shareholders	431,963
Distribution and service fees	694,003
Custodian fee	12,852
Professional fees	68,981
Reports to shareholders	75,150
Registration fees	68,777
Trustees' fees and expenses	31,406
Other	51,595
Total expenses before expense reductions	2,892,733
Expense reductions	(2,003,930)
Total expenses after expense reductions	888,803
Net investment income	86,102
Net realized gain (loss) from investments	210,886
Net increase (decrease) in net assets resulting from operations	$296,988

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014

Operations: Net investment income	$86,102	$194,536
Net realized gain (loss)	210,886	265,795
Net increase in net assets resulting from operations	296,988	460,331
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(65)	(1,029)
Davidson Cash Equivalent Shares	(1,216)	(10,123)
Deutsche Tax-Exempt Cash Institutional Shares	(52,096)	(149,743)
Deutsche Tax-Exempt Money Fund	(9,951)	(32,614)
Deutsche Tax-Free Money Fund Class S	(4,242)	(13,619)
Service Shares	(2,483)	(7,577)
Tax-Exempt Cash Managed Shares	(2,359)	(17,870)
Tax-Free Investment Class	(13,708)	(46,966)
Net realized gain: Capital Assets Funds Shares	—	(661)
Davidson Cash Equivalent Shares	—	(6,124)
Deutsche Tax-Exempt Cash Institutional Shares	—	(97,598)
Deutsche Tax-Exempt Money Fund	—	(19,703)
Deutsche Tax-Free Money Fund Class S	—	(8,598)
Service Shares	—	(4,985)
Tax-Exempt Cash Managed Shares	—	(11,262)
Tax-Free Investment Class	—	(28,221)
Total distributions	(86,120)	(456,693)
Fund share transactions: Proceeds from shares sold	1,669,263,137	3,597,601,782
Reinvestment of distributions	44,539	261,601
Cost of shares redeemed	(1,865,161,630)	(3,659,342,320)
Net increase (decrease) in net assets from Fund share transactions	(195,853,954)	(61,478,937)
Increase (decrease) in net assets	(195,643,086)	(61,475,299)
Net assets at beginning of period	1,802,826,875	1,864,302,174
Net assets at end of period (including undistributed net investment income of $127,628 and $127,646, respectively)	$1,607,183,789	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Deutsche Tax-Free Money Fund Class S
Six Months Ended 10/31/14 (Unaudited)			Years Ended April 30,
			2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations: Net investment income	.000	***	.000	***	.000	***	.000	***	.001	.002
Net realized gain (loss)	.000	***	.000	***	.000	***	.000	***	.000 ***	.000	***
Total from investment operations	.000	***	.000	***	.000	***	.000	***	.001	.002
Less distributions from: Net investment income	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)	(.002)
Net realized gains	—		(.000	)***	(.000	)***	—		—	(.000	)***
Total distributions	(.000	)***	(.000	)***	(.000	)***	(.000	)***	(.001)	(.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return (%)	.01	a**	.02	a	.03	a	.02	a	.12	.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87		89		100		110		125	141
Ratio of expenses before expense reductions (%)	.27	*	.26		.26		.25		.24	.27
Ratio of expenses after expense reductions (%)	.10	*	.13		.20		.22		.24	.27
Ratio of net investment income (%)	.01	*	.01		.01		.01		.12	.18
a Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.0005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. These financial statements report on Tax-Exempt Portfolio (the "Fund"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date.

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares (formerly DWS Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund (formerly DWS Tax-Exempt Money Fund), Deutsche Tax-Free Money Fund Class S (formerly DWS Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Free Money Fund Class S to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Free Money Fund Class S shares.

Accordingly, for the six months ended October 31, 2014, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $592,105, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended October 31, 2014, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at October 31, 2014
Tax-Exempt Portfolio	$865,901	$329,030	$74,888

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended October 31, 2014, the amounts charged to the Fund by DSC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at October 31, 2014
Capital Assets Funds Shares	$1,641	$1,510	$—
Davidson Cash Equivalent Shares	18,241	16,644	—
Deutsche Tax-Exempt Cash Institutional Shares	72,955	72,955	—
Deutsche Tax-Exempt Money Fund	34,274	34,274	—
Deutsche Tax-Free Money Fund Class S	25,606	25,606	—
Service Shares	61,939	61,384	555
Tax-Exempt Cash Managed Shares	16,122	14,569	—
Tax-Free Investment Class	162,269	161,317	—
	$393,047	$388,259	$555

For the six months ended October 31, 2014, the Advisor reimbursed the Fund $533 of sub-recordkeeping fees, $129 for Deutsche Tax-Free Money Fund Class S and $404 for Deutsche Tax Exempt Money Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the six months ended October 31, 2014, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$2,148	$2,148	.00%	.33%
Davidson Cash Equivalent Shares	36,482	36,482	.00%	.30%
Service Shares	149,032	149,032	.00%	.60%
Tax-Free Investment Class	342,906	342,906	.00%	.25%
	$530,568	$530,568

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2014, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annualized Effective Rate	Contractual Rate
Capital Assets Funds Shares	$1,627	$1,627	.00%	.25%
Davidson Cash Equivalent Shares	30,402	30,402	.00%	.25%
Tax-Exempt Cash Managed Shares	35,392	35,392	.00%	.15%
Tax-Free Investment Class	96,014	96,014	.00%	.07%
	$163,435	$163,435

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended October 31, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at October 31, 2014
Tax-Exempt Portfolio	$45,706	$18,197

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2014, three shareholder accounts held approximately 28%, 26% and 19% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Six Months Ended October 31, 2014		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	710,034	$710,034	26,205,364	$26,205,364
Davidson Cash Equivalent Shares**	14,110,022	14,110,022	170,954,338	170,954,338
Deutsche Tax-Exempt Cash Institutional Shares	1,325,534,703	1,325,534,703	2,312,875,707	2,312,875,707
Deutsche Tax-Exempt Money Fund	44,227,175	44,227,175	223,893,131	223,893,131
Deutsche Tax-Free Money Fund Class S	12,633,574	12,633,574	45,072,485	45,072,485
Service Shares	49,683,373	49,683,373	114,181,684	114,181,684
Tax-Exempt Cash Managed Shares	70,192,137	70,192,137	334,227,547	334,227,547
Tax-Free Investment Class	152,172,119	152,172,119	370,158,099	370,158,099
Account Maintenance Fees	—	—	—	33,427
		$1,669,263,137		$3,597,601,782
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	49	$49	1,690	$1,690
Davidson Cash Equivalent Shares**	1,111	1,111	16,011	16,011
Deutsche Tax-Exempt Cash Institutional Shares	13,314	13,314	82,435	82,435
Deutsche Tax-Exempt Money Fund	9,897	9,897	51,299	51,299
Deutsche Tax-Free Money Fund Class S	4,089	4,089	23,098	23,098
Service Shares	2,496	2,496	12,559	12,559
Tax-Exempt Cash Managed Shares	7	7	18	18
Tax-Free Investment Class	13,576	13,576	74,491	74,491
		$44,539		$261,601
Shares redeemed
Capital Assets Funds Shares*	(7,241,718)	$(7,241,718)	(29,732,300)	$(29,732,300)
Davidson Cash Equivalent Shares**	(77,967,591)	(77,967,591)	(177,491,875)	(177,491,875)
Deutsche Tax-Exempt Cash Institutional Shares	(1,332,013,205)	(1,332,013,205)	(2,290,162,893)	(2,290,162,893)
Deutsche Tax-Exempt Money Fund	(63,168,325)	(63,168,325)	(253,450,226)	(253,450,226)
Deutsche Tax-Free Money Fund Class S	(15,071,979)	(15,071,979)	(55,566,665)	(55,566,665)
Service Shares	(56,605,478)	(56,605,478)	(107,448,656)	(107,448,656)
Tax-Exempt Cash Managed Shares	(139,720,400)	(139,720,400)	(346,623,661)	(346,623,661)
Tax-Free Investment Class	(173,372,934)	(173,372,934)	(398,866,044)	(398,866,044)
		$(1,865,161,630)		$(3,659,342,320)
Net increase (decrease)
Capital Assets Funds Shares*	(6,531,635)	$(6,531,635)	(3,525,246)	$(3,525,246)
Davidson Cash Equivalent Shares**	(63,856,458)	(63,856,458)	(6,521,526)	(6,521,526)
Deutsche Tax-Exempt Cash Institutional Shares	(6,465,188)	(6,465,188)	22,795,249	22,795,249
Deutsche Tax-Exempt Money Fund	(18,931,253)	(18,931,253)	(29,505,796)	(29,505,796)
Deutsche Tax-Free Money Fund Class S	(2,434,316)	(2,434,316)	(10,471,082)	(10,471,082)
Service Shares	(6,919,609)	(6,919,609)	6,745,587	6,745,587
Tax-Exempt Cash Managed Shares	(69,528,256)	(69,528,256)	(12,396,096)	(12,396,096)
Tax-Free Investment Class	(21,187,239)	(21,187,239)	(28,633,454)	(28,633,454)
Account Maintenance Fees	—	—	—	33,427
		$(195,853,954)		$(61,478,937)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The fund is required to comply with money market reforms by the specific compliance dates. As a result, the fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2014 to October 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Deutsche Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Deutsche Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2014 (Unaudited)
Actual Fund Return	Deutsche Tax-Free Money Fund Class S
Beginning Account Value 5/1/14	$1,000.00
Ending Account Value 10/31/14	$1,000.05
Expenses Paid per $1,000*	$.50
Hypothetical 5% Fund Return
Beginning Account Value 5/1/14	$1,000.00
Ending Account Value 10/31/14	$1,024.70
Expenses Paid per $1,000*	$.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Deutsche Tax-Free Money Fund Class S	.10%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Tax-Exempt Cash Managed Shares (1st quartile), Tax Free Investment Class shares (1st quartile), Service Shares (1st quartile), Deutsche Tax-Exempt Cash Institutional Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (1st quartile) and Deutsche Tax-Free Money Fund Class S shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

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FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DTFMF-3
IR-033439-2 12/14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 30, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 30, 2014